As filed with the Securities and Exchange Commission
                               on January 27, 1999
                          Registration No. 333-________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-14

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |X|

                            Pre-Effective Amendment No. ___               |_|

                            Post-Effective Amendment No. ___              |_|

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940   |_|

                                   Amendment No. ___                      |_|

                        (Check appropriate box or boxes)
                            ------------------------

                          NATIONS FUND PORTFOLIOS, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:
         Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
         Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis
         Morrison & Foerster LLP                           & Frankel
         2000 Pennsylvania Ave., N.W.               919 3rd Avenue
         Suite 5500                                 New York, New York 10022
         Washington, D.C.  20006

It is proposed that this filing will become effective on February 26, 1999 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on June 25, 1998, the notice required by Rule 24f-2 for its fiscal year ended March 31, 1998 (File No. 33-89742; 811-08982).

                          NATIONS FUND PORTFOLIOS, INC.
                              CROSS-REFERENCE SHEET


PART A

ITEM NO.    ITEM CAPTION                           PROSPECTUS CAPTION
--------    ------------                           ------------------

       1    Beginning of Registration Statement    COVER PAGE OF REGISTRATION
            and Outside Front Cover Page of        STATEMENT; CROSS-REFERENCE
            Prospectus                             SHEET; FRONT COVER PAGE OF
                                                   PROXY STATEMENT/PROSPECTUS

       2    Beginning and Outside Back Cover       TABLE OF CONTENTS
            Page of Prospectus

       3    Fee Table, Synopsis Information,       SUMMARY --FEE TABLES;
            and Risk Factors                       APPENDIX II--EXPENSE
                                                   SUMMARIES OF THE FUNDS;
                                                   SUMMARY--PROPOSED
                                                   CONSOLIDATION;
                                                   SUMMARY--OVERVIEW OF THE
                                                   FUNDS; SUMMARY--FEDERAL
                                                   INCOME TAX CONSEQUENCES;
                                                   SUMMARY--BOARD CONSIDERATION;
                                                   SUMMARY--PRINCIPAL RISK
                                                   FACTORS; SUMMARY--VOTING
                                                   INFORMATION.

       4    Information About the                  THE PROPOSED
            Transaction                            CONSOLIDATION-DESCRIPTION OF
                                                   THE AGREEMENT; THE PROPOSED
                                                   CONSOLIDATION--BOARD
                                                   CONSIDERATION; THE PROPOSED
                                                   CONSOLIDATION--CAPITALIZATION
                                                   OF EACH FUND; THE PROPOSED
                                                   CONSOLIDATION--FEDERAL INCOME
                                                   TAX CONSEQUENCES.

       5    Information About the Registrant       ORGANIZATION OF THE COMPANY


       6    Information About the Company Being    NOT APPLICABLE
            Acquired

       7    Voting Information                     VOTING MATTERS


       8    Interest of Certain Persons and        NOT APPLICABLE
            Experts

       9    Additional Information Required for    NOT APPLICABLE
            Reoffering by Persons Deemed to be
            Underwriters


PART B
------
                                                   STATEMENT OF ADDITIONAL
ITEM NO.    ITEM CAPTION                           INFORMATION CAPTION
--------    ------------                           -------------------

      10    Cover Page                             COVER PAGE

      11    Table of Contents                      TABLE OF CONTENTS

      12    Additional Information About the       INCORPORATION OF DOCUMENTS BY
            Registrant                             REFERENCE IN STATEMENT OF
                                                   ADDITIONAL INFORMATION

      13    Additional Information About the       NOT APPLICABLE
            Company Being Acquired

      14    Financial Statements                   EXHIBITS TO STATEMENT OF
                                                   ADDITIONAL INFORMATION

PART C
------

ITEM NO.
--------

     15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE INTO VARIOUS PARTS OF THIS REGISTRATION STATEMENT:

NATIONS FUND PORTFOLIOS, INC. ("NATIONS")

From Post-Effective Amendment No. 8 of Nations' Registration Statement, filed July 31, 1998 (SEC File Nos. 33-89742; 811-08982):

         Prospectuses for the Primary A, Primary B, Investor A, Investor B and Investor C Shares of Nations Pacific Growth Fund and Nations Emerging Markets Fund, dated August 1, 1998, as supplemented.

         Statement of Additional Information for the Nations Pacific Growth Fund and Nations Emerging Markets Fund, dated August 1, 1998.

The audited financial statements and related independent accountants' reports for the Nations Pacific Growth Fund and Nations Emerging Markets Fund contained in the Annual Report for the fiscal year ended March 31, 1998.

The unaudited financial statements for the Nations Pacific Growth Fund and Nations Emerging Markets Fund, contained in the Semi-Annual Report for the fiscal period ended September 30, 1998.

                          NATIONS FUND PORTFOLIOS, INC.
                           Nations Pacific Growth Fund
                              One NationsBank Plaza
                               Charlotte, NC 28255
                            TELEPHONE: (800) 652-5096


                                                               February 26, 1999

Dear Shareholder:

         On behalf of the Board of Directors of Nations Fund Portfolios, Inc. (the "Company"), we are pleased to invite you to a special meeting of shareholders of the Company's Nations Pacific Growth Fund (the "Pacific Growth Fund") to be held at 10:00 a.m. (Eastern time) on March 29, 1999, at the Company's offices on the 33rd Floor, One NationsBank Plaza, Charlotte, North Carolina (the "Meeting"). At the Meeting, you will be asked to approve a proposed Agreement and Plan of Consolidation and Liquidation, dated as of January __, 1999 (the "Consolidation Agreement"), by and between the Pacific Growth Fund and the Company's Nations Emerging Markets Fund (the "Emerging Markets Fund").

         Because of market depreciation and redemption activity attributable to the recent financial crises in Asia, the Pacific Growth Fund's assets have recently declined to levels that make it inefficient for the Pacific Growth Fund to continue to operate on a stand-alone basis. Accordingly, it is proposed that the Pacific Growth Fund be consolidated into the Emerging Markets Fund, another international equity mutual fund in the Nations Funds Family (the "Consolidation"). The Consolidation has been proposed in order to offer shareholders a more geographically diverse long-term international equity investment than the Pacific Growth Fund's focused Pacific rim exposure, and to avoid liquidation of the Fund. The proposed Consolidation would combine two Funds with generally similar investment objectives into a single Fund. The Consolidation is intended to benefit shareholders by:

         (i) offering them total operating expense ratios (after waivers) that are expected to be equal to those they currently experience;

         (ii) improving efficiency in the operation of the Funds, including potentially achieving economies of scale and greater portfolio diversification;

         (iii) facilitating investment management, administration and marketing of the combined Fund; and

         (iv) eliminating duplicative shareholder costs and portfolio holdings.

         If shareholder approval is obtained and the other conditions to the consolidation are satisfied, it is anticipated that the Pacific Growth Fund will be consolidated into the Emerging Markets Fund in late March 1999, when your Pacific Growth Fund shares will be exchanged for shares of the Emerging Markets Fund of equal dollar value.

         THE COMPANY'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED CONSOLIDATION.

         The formal Notice of Special Meeting, a Combined Proxy
Statement/Prospectus and a Proxy Ballot are enclosed.

         Whether or not you plan to attend the Special Meeting, you may vote by proxy by Marking, signing, dating and returning the enclosed Proxy Ballot(s) in the enclosed postage-paid envelope;

         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY, EITHER BY TELEFACSIMLIE (FRONT AND BACK) AT (704) 388-2641 OR IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

         The proposed Consolidation and the reasons for the unanimous recommendation of the Company's Board are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Consolidation, please do not hesitate to contact the Company at the number set forth above.

         We look forward to seeing you at the Meeting or receiving your Proxy Ballot(s) so that your shares may be voted at the Meeting.

                                Sincerely,


                                A. Max Walker
                                President and Chairman of the Board of Directors

                          NATIONS FUND PORTFOLIOS, INC.
                           Nations Pacific Growth Fund
                              One NationsBank Plaza
                               Charlotte, NC 28255


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 20, 1999

To Pacific Horizon Fund Shareholders:

         NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Meeting") of the Nations Pacific Growth Fund (the "Pacific Growth Fund"), a series of Nations Fund Portfolios, Inc. (the "Company"), will be held at 10:00 a.m., Eastern time, on March 29, 1999, at the Company's offices on the 33rd Floor, One NationsBank Plaza, Charlotte, North Carolina, for purpose of considering and voting upon:

         ITEM 1. A proposed Agreement and Plan of Consolidation and Liquidation, dated January --, 1999 (the "Consolidation Agreement"), between the Pacific Growth Fund and the Company's Nations Emerging Markets Fund (the "Emerging Markets Fund" and, together with the Pacific Growth Fund, the "Funds"). The Consolidation Agreement provides for the transfer of the assets and liabilities of the Pacific Growth Fund to the Emerging Markets Fund in exchange for shares of equal value of corresponding classes of the Emerging Markets Fund (the "Consolidation"). As a result of the Consolidation, shareholders of the Pacific Growth Fund will become shareholders of the Emerging Markets Fund.

         ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s).

         Item 1 is described in the attached Combined Proxy
         Statement/Prospectus.

         YOUR DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Shareholders of record as of the close of business on February 5, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY BY TELEFACSIMILE (FRONT AND BACK) AT (704) 388-2641 OR IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE COMPANY'S BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS MAY ALSO RETURN PROXIES BY TELEFACSIMILE (FRONT AND BACK) AT (704) 388-2641. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE COMPANY A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                            By Order of the Board of Directors,


                                            Richard H. Blank, Jr.
                                            Secretary

                       COMBINED PROXY STATEMENT/PROSPECTUS

                             Dated February 26, 1999

                          NATIONS FUND PORTFOLIOS, INC.
                             101 South Tryon Street
                               Charlotte, NC 28255
                                 1-800-652-5096

         This Combined Proxy Statement/Prospectus ("Proxy/Prospectus") is furnished in connection with the solicitation of proxies by the Board of Directors of Nations Fund Portfolios, Inc. (the "Company") at a Special Meeting of Shareholders of the Company's Nations Pacific Growth Fund (the "Pacific Growth Fund") to be held March 29, 1999 at 10:00 a.m. (Eastern time) at the Company's offices at 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina. This Special Meeting and any adjournment(s) are referred to as the "Meeting." The Meeting has been called to consider the following proposal, and to conduct such other business as may come before the Meeting.

         PROPOSAL: To approve an Agreement and Plan of Consolidation and Liquidation dated January --, 1999 (the "Consolidation Agreement"), between the Pacific Growth Fund and the Company's Nations Emerging Markets Fund (the "Emerging Markets Fund" and, together with the Pacific Growth Fund, the "Funds"). The Consolidation Agreement provides for the transfer of the assets and liabilities of the Pacific Growth Fund to the Emerging Markets Fund in exchange for shares of equal value of corresponding classes of the Emerging Markets Fund (the "Consolidation"). As a result of the Consolidation, shareholders of the Pacific Growth Fund will become shareholders of the Emerging Markets Fund.

         This Proxy/Prospectus is the Pacific Growth Fund's Proxy Statement for the Special Meeting of Shareholders and will be mailed to shareholders on or about February 26 1999. The Proxy/Prospectus sets forth concisely the information that a Pacific Growth Fund shareholder should know before voting and should be retained for future reference.

         Additional information about the Consolidation is set forth in the Statement of Additional Information dated February 26, 1999. The information contained in the Emerging Markets Fund prospectuses for the corresponding share classes, dated August 1, 1998, as supplemented, is incorporated by reference into this Proxy/Prospectus. In addition, a copy of the Emerging Markets Fund prospectus for the corresponding share class(es) accompanies this Proxy/Prospectus. The Annual Report for the year ended March 31, 1998 and the Semi-Annual Report for the period ended September 30, 1998 for the Emerging Markets Fund is the same Annual Report and Semi-Annual Report that Pacific Growth Fund shareholders have already received. Additional copies of each document are available without charge by calling or writing the Company at the telephone number or address stated above. Each of these documents also is available on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov.

         THE SECURITIES OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE EMERGING MARKETS FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION, NATIONSBANK, N.A. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE NATIONS FUNDS IS STEPHENS INC.

                            TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
I.   SUMMARY
              About the Proposed Consolidation.............................    x
              A.       The Consolidation Agreement.........................    x
              B.       Purpose of the Consolidation........................    x
              C.       Overview of the Funds...............................    x
              D.       Risk Factors........................................    x
              E.       Federal Income Tax Consequences.....................    x
              F.       Board Consideration.................................    x

     .        Voting Information...........................................    x


II.  ABOUT THE PROPOSED CONSOLIDATION
              Description of the Consolidation Agreement...................    x
              Purpose of the Consolidation.................................    x
              Organization of the Company..................................    x
              Capitalization of Each Fund..................................    x
              Comparison of Investment Objectives and Policies.............    x
              Comparison of Total Expense Ratios...........................    x
              Investment Adviser and Other Service Providers...............    x
              Sales Loads, Shareholder Transactions and Services...........    x
              Federal Income Tax Consequences..............................    x
              Board Consideration..........................................    x
              Other Information............................................    x

III. INFORMATION RELATING TO VOTING MATTERS
              General Information..........................................    x
              Quorum.......................................................    x
              Annual Meetings and Shareholder Meetings.....................    x
              Shareholder Approvals........................................    x
              Other Business...............................................    x

IV.  OTHER INFORMATION
              How to Obtain Additional Information About the Funds.........    x
              Financial Statements.........................................    x
              Management's Discussion of Fund Performance..................    x
              Shareholder Inquiries........................................    x

APPENDICES

     I.      THE CONSOLIDATION AGREEMENT
     II.     EXPENSE SUMMARIES OF THE FUNDS
     III.    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                   I. SUMMARY

         The following is a summary of certain information relating to the proposal to be considered at the Meeting. More complete information about the proposal is contained throughout the Proxy/Prospectus.

ABOUT THE PROPOSED CONSOLIDATION

A. FEES AND EXPENSES. As shown below, as of December 31, 1998, the current and PRO FORMA annualized total expense ratios of the relevant share class of the Emerging Markets Fund (after fee waivers and/or expense reimbursements) are equal to those of the Pacific Growth Fund; before fee waivers and/or expense reimbursements, such current and PRO FORMA annualized total expense ratios of the share classes of the Emerging Markets Fund are lower than those of the Pacific Growth Fund. For more detail concerning fund expenses, see Appendix II.

                            TOTAL EXPENSE INFORMATION

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PRO FORMA
PACIFIC GROWTH FUND/       TOTAL          EMERGING MARKETS FUND/        TOTAL         EMERGING MARKETS FUND/        TOTAL
SHARE CLASS                OPERATING      SHARE CLASS                   OPERATING     CLASS POST-CONSOLIDATION      OPERATING
                           EXPENSES                                     EXPENSES                                    EXPENSES
                           BEFORE/AFTER                                 BEFORE/AFTER                                BEFORE/AFTER
                           WAIVERS                                      WAIVERS                                     WAIVERS
-------------------------------------------------------------------------------------------------------------------------------
Pacific Growth Fund                       Emerging Markets Fund                       Emerging Markets Fund
     Primary A Shares      3.11%/2.00%         Primary A Shares      2.79%/2.00%           Primary A Shares      2.46%/2.00%
     Primary B Shares      3.71%/2.50%         Primary B Shares      3.39%/2.50%           Primary B Shares      3.06%/2.50%
     Investor A Shares     3.36%/2.25%         Investor A Shares     3.04%/2.25%           Investor A Shares     2.71%/2.25%
     Investor B Shares     4.11%/3.00%         Investor B Shares     3.79%/3.00%           Investor B Shares     3.46%/3.00%
     Investor C Shares     4.11%/3.00%         Investor C Shares     3.79%/3.00%           Investor C Shares     3.46%/3.00%

-------------------------------------------------------------------------------------------------------------------------------

B. THE CONSOLIDATION AGREEMENT. At a meeting held on October 7, 1998, the Company's Board of Directors approved the Consolidation Agreement. If approved by shareholders and all conditions to the proposed consolidation have been satisfied, consummation of the consultation will result in shareholders of the Pacific Growth Fund becoming shareholders of a corresponding class of the Emerging Markets Fund. The Consolidation Agreement provides for (i) the transfer of all of the assets and liabilities of the Pacific Growth Fund to the Emerging Markets Fund in exchange for shares of designated classes of the Emerging Markets Fund; and (ii) the distribution of these Emerging Markets Fund shares to shareholders of the Pacific Growth Fund in liquidation of the Pacific Growth Fund. Upon completion of the Consolidation, each Pacific Growth Fund shareholder will hold shares of the Emerging Markets Fund that are equal in value to the shares of the Pacific Growth Fund held by the shareholder immediately before the Consolidation.

         Shareholders of the Pacific Growth Fund would receive shares of the class of the Emerging Markets Fund shown below:

                                CONSOLIDATION MAP

                                           WILL RECEIVE THE FOLLOWING
        PACIFIC GROWTH FUND SHAREHOLDERS   CLASSES OF EMERGING  MARKETS
        OWNING THE FOLLOWING CLASSES:      FUND SHARES:
        -----------------------------      ------------
        Primary A shares                   Primary A shares
        Primary B shares                   Primary B shares
        Investor A shares                  Investor A shares
        Investor B shares                  Investor B shares
        Investor C shares                  Investor C shares

         The Consolidation Agreement must be approved by a vote of a majority of the shareholders of the Pacific Growth Fund. The Meeting of the Pacific Growth Fund's shareholders to vote on the Consolidation Agreement and other matters is scheduled for March 29,1999. The Consolidation, if approved, is expected to occur on or about March 31, 1999. For more information about the Consolidation Agreement, see "About the Proposed Consolidation--Description of the Consolidation Agreement."

C. PURPOSE OF THE CONSOLIDATION. Because of market depreciation and redemption activity attributable to the recent financial crises in Asia, the Pacific Growth Fund's assets have declined to [$12.5 million as of September 30, 1998.] Accordingly, the Consolidation has been proposed in order to offer shareholders a more geographically diverse long-term international equity investment than the Pacific Growth Fund's focused Pacific Rim exposure. The proposed Consolidation would combine two Funds with generally similar investment objectives into a single Fund. The Consolidation is intended to benefit shareholders by: (i) offering them total expense operating expense ratios (after waivers) that are expected to be lower than those currently experienced; (ii) improving efficiency in the operation of the Funds, including potentially achieving economies of scale and greater portfolio diversification; (iii) facilitating investment management, administration and marketing of the combined Fund; and (iv) eliminating duplicative shareholder costs and portfolio holdings. For more information about the purpose of the Consolidation, see "About the Proposed Consolidation--Purpose of the Consolidation."

D. OVERVIEW OF THE FUNDS. Set forth below is a brief description of certain key features of the Funds.

         Investment Objectives and Policies. The investment objective and policies of the Pacific Growth Fund are generally similar to the investment objective and policies of the Emerging Markets Fund. Each Fund seeks to provide investors with long-term capital appreciation by investing primarily in equity securities of foreign companies. However, while the Pacific Growth Fund typically invests in securities of companies located in the Pacific Basin and the Far East (excluding Japan), the Emerging Markets Fund typically invests in securities of companies located in emerging market countries. Emerging market countries include those located in the Pacific Basin and the Far East (excluding Japan), but also include India and countries in Latin America, Eastern Europe and Africa. For additional information about the similarities and differences between the investment objectives and policies of the Funds, see "About the Proposed Consolidation--Comparison of Investment Objectives and Policies."

         Operating Expenses. Taking into account voluntary fee waivers and/or expense reimbursements, total operating expenses of each class of shares of the Emerging Markets Fund is expected to be the same as the total operating expenses of the corresponding class of shares of the Pacific Growth Fund. The current and PRO FORMA total operating expense ratios for each Fund and class are shown on page [ ]. For more detailed expense information, see "Appendix II."

         Service Providers. The Funds have identical investment advisers, investment sub-advisers, administrators, distributors, transfer agents and independent auditors, as discussed under "About the Proposed Consolidation--Investment Adviser and Other Service Providers."

         Purchase, Redemption and Other Procedures. The purchase, redemption, dividend, exchange and other policies and procedures of the Funds are identical. PLEASE NOTE THAT NO FRONT-END OR CONTINGENT DEFERRED SALES LOADS WILL BE IMPOSED ON ANY OF THE SHAREHOLDERS OF THE PACIFIC GROWTH FUND AS A RESULT OF THE EXCHANGE OF SHARES IN THE CONSOLIDATION. For more information concerning these policies and procedures, see "About the Proposed Consolidation--Shareholder Transactions and Services."

         E. RISK FACTORS. Because of the similarities of the investment objectives and policies of the Funds, an investment in the Emerging Markets Fund will generally involve risks that are similar to those of the Pacific Growth Fund. For example, investment by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Fund holds, like the broader stock market, may decline over short or even extended periods. Investors should also understand and consider carefully the special risks involved in foreign investing. Such risks include, but are not limited to:
(1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. Both Funds are subject to these risks.

          Certain of the risks associated with investments by the Funds in foreign securities are heightened with respect to investment in developing countries and emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, may be undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of more developed countries. Investing in emerging markets securities also involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of substantially high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy or securities markets.

         Additionally, while the Funds intend, under normal market conditions, to invest in securities of issuers located at least three different countries, they may from time to time invest all of their assets in securities of issuers located in one country. In such a case, events occurring in that country are more likely to affect the Funds' investments.

F. FEDERAL INCOME TAX CONSEQUENCES. Shareholders of the Pacific Growth Fund whose shares are held directly or in a taxable account and whose tax basis differs from the value of the Emerging Markets Fund shares received by them at the Closing will recognize a taxable gain or loss for federal income tax purposes. Conversely, shareholders who hold Pacific Growth Fund shares in a tax-deferred retirement account will not recognize a taxable gain or loss as a result of the Consolidation. For more information about the tax consequences of the Consolidation, see "About the Proposed Consolidation--Federal Income Tax Consequences."

G. BOARD CONSIDERATION. In considering the Consolidation Agreement, the Board of Directors of the Company, including the non-interested Directors, were advised by their legal counsel as to their fiduciary duties under Maryland law and the Investment Company Act of 1940, as amended (the "1940 Act") and the required determinations that the Board should make under the Act in connection with the Consolidation. After considering the relevant factors, the Board of Directors of the Company, including a majority of the non-interested Directors, found on behalf of the Pacific Growth Fund, that participation in the Consolidation, as contemplated by the Consolidation Agreement, is in the best interests of the Pacific Growth Fund and that the interests of the shareholders of the Pacific Growth Fund will not be diluted as a result of the Consolidation. Similarly, the Board found on behalf of the Emerging Markets Fund, that participation in the Consolidation, as contemplated by the Consolidation Agreement, is in the best interests of the Emerging Markets Fund and that the interests of the shareholders of the Emerging Markets Fund will not be diluted as a result of the Consolidation. For more information on the Board's considerations, see "About the Proposed Consolidation--Board Consideration."

         THE COMPANY'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT PACIFIC GROWTH FUND SHAREHOLDERS VOTE FOR THE CONSOLIDATION AGREEMENT.

VOTING INFORMATION.

         This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by the Company's Board of Directors for the Meeting. Only Pacific Growth Fund shareholders of record at the close of business on February 5, 1999 will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by attending the meeting and voting in person or by submitting to the Company (i) a written notice of revocation or (ii) a subsequently executed proxy. For additional information, including a description of the shareholder votes required for approval of the proposal to be considered at the Meeting, see "Information Relating to Voting Matters."

                      II. ABOUT THE PROPOSED CONSOLIDATION

         Important information about the Consolidation and the Consolidation Agreement is summarized below. This summary is qualified by reference to the Appendices at the end of this document.

         DESCRIPTION OF THE CONSOLIDATION AGREEMENT. The Consolidation Agreement provides that at the closing of the Consolidation (the "Closing") the assets and liabilities of the Pacific Growth Fund will be transferred to the Emerging Markets Fund in exchange for full and fractional shares of designated classes of the Emerging Markets Fund. Primary A, Primary B, Investor A, Investor B and Investor C shares of the Pacific Growth Fund will receive Primary A, Primary B, Investor A, Investor B and Investor C shares, respectively, of the Emerging Markets Fund.

         The shares issued by the Emerging Markets Fund in the Consolidation will have an aggregate value equal to the aggregate value of the shares of the Pacific Growth Fund that are outstanding immediately before the Closing.

         Immediately after the transfer of its assets and liabilities in exchange for Emerging Markets Fund shares, the Pacific Growth Fund will distribute the shares of the Emerging Markets Fund received in the Consolidation to its shareholders in liquidation of the Pacific Growth Fund and in exchange for the outstanding shares of the Pacific Growth Fund. Each Pacific Growth Fund shareholder at the Closing will receive shares of the corresponding class of the Emerging Markets Fund (as specified in the foregoing table on p. 4) of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on Pacific Growth Fund shares. The Emerging Markets Fund will establish an account for each former shareholder of the Pacific Growth Fund reflecting the appropriate number of Emerging Markets Fund shares distributed to the shareholder. These accounts will be identical in all material respects to the accounts currently maintained by the Pacific Growth Fund for each shareholder.

         Upon completion of the Consolidation, all outstanding shares of the Pacific Growth Fund will be canceled, and the Pacific Growth Fund will wind up its affairs and be dissolved under Maryland law. The stock transfer books of the Pacific Growth Fund will be permanently closed as of the close of business on the business day immediately preceding the Closing. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the Emerging Markets Fund distributed to the former shareholders of the Pacific Growth Fund.

         Each Fund will bear a PRO RATA portion of all Consolidation expenses, including the costs associated with the Meeting and the Voting Materials. The total of the costs that the Pacific Growth Fund will bear are estimated to be $_______.

         PURPOSE OF THE CONSOLIDATION. As discussed above, because of market depreciation and redemption activity attributable to the recent financial crises in Asia, the Pacific Growth Fund's assets have declined to [$12.5 million dollars as of September 30, 1998.] Accordingly, the Consolidation has been proposed in order to offer shareholders a more geographically diverse, long-term international equity investment than the Pacific Growth Fund's focused Pacific Rim exposure. Management believes that the Consolidation would strengthen the future viability of the Emerging Markets Fund on a combined basis. Both Funds are currently of a relatively small size with little or no expectation of a material addition of assets in the near future. The Board also considered that, in light of volatility in the Asian markets, it would be desirable to combine the Pacific Growth Fund into the Emerging Markets Fund to allow shareholders of the Pacific Growth Fund greater geographical diversification. In this regard, the Emerging Markets Fund does not intend to acquire all of the Pacific Growth Fund's Asian-focused securities.

         In addition, management believes the Consolidation will help the combined Fund achieve economies of scale and eventually lower its transaction costs and ongoing expenses. The Consolidation should also help eliminate duplicative shareholder costs and facilitate the administration and marketing of the combined Fund. Although some of these benefits will accrue to the investment adviser, administrator and distributor of the Fund, some will be passed through to shareholders. The benefits passed through to shareholders are expected to include reductions in operating expense levels and greater portfolio diversification.

         ORGANIZATION OF THE COMPANY. The Company is registered as an open-end management investment company under the 1940 Act and currently offers three separate funds. The Company is one of several registered investment companies in the Nations Funds Family, which collectively offer over sixty separate funds.

         The Company is organized as a Maryland corporation and is subject to the provisions of its Articles of Incorporation and By-Laws. Shares of the Funds each have a par value of $.001 per share. Shares of the Funds are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by class except as otherwise required by law or when class voting is permitted by the Company's Board of Directors. Shares of the Funds have no preemptive rights and have only such conversion and exchange rights as the Company's Board of Directors may grant in its discretion. When issued for payment as described in their respective prospectuses, each Fund's shares are fully paid and non-assessable.

         Each share of a class of a Fund represents an equal proportionate interest in the Fund with other shares of the same class. Each share is entitled to cash dividends and distributions earned on such shares as may be declared in the discretion of the Board of Directors. Shares of each class bear a PRO RATA portion of all operating expenses paid by the Fund, except that certain expenses relating to class-specific services (such as distribution and shareholder servicing fees) may be allocated to a particular class.

         CAPITALIZATION OF EACH FUND. The following table shows the total net assets, number of shares outstanding and net asset value per share of each Fund. This information is generally referred to as the "capitalization" of each Fund. The term "PRO FORMA capitalization" simply means the capitalization of the Emerging Markets Fund after it has combined with the Pacific Growth Fund, I.E., as if the Consolidation had already occurred.

         The following table sets forth as of December 31, 1998 the capitalization of each Fund and the PRO FORMA capitalization of the Emerging Markets Fund adjusted to give effect to the Consolidation. The ongoing investment performance and daily share purchase and redemption activity of each Fund affects capitalization. Therefore, the capitalization of each Fund on the Closing Date is likely to vary from the capitalization shown in the following table.

             PRO FORMA CAPITALIZATION TABLE AS OF DECEMBER 31, 1998

--------------------------------- -------------------------- ---------------------- -----------------------
                                                                                       NET ASSET VALUE
                                      TOTAL NET ASSETS        SHARES OUTSTANDING          PER SHARE
--------------------------------- -------------------------- ---------------------- -----------------------
Pacific Growth Fund                      $9,754,999                1,605,791                $6.07
                                     (Primary A Shares)       (Primary A Shares)      (Primary A Shares)
                                           $11,248                   1,851                  $6.08
                                     (Primary B Shares)       (Primary B Shares)      (Primary B Shares)
                                          $696,794                  115,060                 $5.06
                                     (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
                                          $919,023                  152,641                 $6.02
                                     (Investor B Shares)      (Investor B Shares)    (Investor B Shares)
                                           $46,699                   5,949                  $6.00
                                     (Investor C Shares)      (Investor C Shares)    (Investor C Shares)
--------------------------------- -------------------------- ---------------------- -----------------------
Emerging Markets Fund                    $14,335,962               1,923,099                $7.45
                                     (Primary A Shares)       ( Primary A Shares)     (Primary A Shares)
                                           $12,983                   1,751                  $7.41
                                     (Primary B Shares)       (Primary B Shares)      (Primary B Shares)
                                          $342,530                  46,166                  $7.42
                                     (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
                                          $722,016                  98,395                  $7.34
                                     (Investor B Shares)      (Investor B Shares)    (Investor B Shares)
                                           $90,133                  12,312                  $7.32
                                     (Investor C Shares)      (Investor C Shares)    (Investor C Shares)
--------------------------------- -------------------------- ---------------------- -----------------------


                                       11

-------------------------------- -------------------------- ---------------------- -----------------------
                                                                                       NET ASSET VALUE
                                      TOTAL NET ASSETS        SHARES OUTSTANDING          PER SHARE
--------------------------------- -------------------------- ---------------------- -----------------------
PRO FORMA  Emerging Markets Fund         $24,090,961               3,232,495                $7.45
                                     (Primary A Shares)       (Primary A Shares)      (Primary A Shares)
                                           $24,231                   3,269                  $7.41
                                     (Primary B Shares)       (Primary B Shares)      (Primary B Shares)
                                         $1,039,324                 140,074                 $7.42
                                     (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
                                         $1,641,039                 223,602                  $7.4
                                     (Investor B Shares)      (Investor B Shares)    (Investor B Shares)
                                          $125,832                  17,189                  $7.32
                                     (Investor C Shares)      (Investor C Shares)    (Investor C Shares)
--------------------------------- -------------------------- ---------------------- -----------------------


         COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES. The investment objectives and policies of the Funds, except as described below, are generally similar. The chart below highlights the investment objective of each Fund and some of each Fund's key investment policies. Additional information about each Fund's investment objective and policies is contained in its prospectus and statement of additional information.

         Both Funds invest in companies in emerging market countries such as the Pacific Basin and the Far East. However, the Emerging Markets Fund invests in a broader range of emerging market countries. In particular, the Emerging Markets Fund doesn't limit its investments to the Pacific Basin and the Far East as the Pacific Growth Fund does.

------------------ -------------------------------------------------- ------------------------------------------------
                   PACIFIC GROWTH FUND                                EMERGING MARKETS FUND
------------------ -------------------------------------------------- ------------------------------------------------
Investment         The Pacific Growth Fund seeks to provide           The Emerging Markets Fund seeks to provide
Objective:         investors with long-term capital growth by         investors with long-term growth by investing
                   investing primarily in equity securities of
                   primarily in equity securities of companies in
                   companies in the Pacific Basin and the Far East
                   emerging market countries. (excluding Japan).
------------------ -------------------------------------------------- ------------------------------------------------
Investment         Under normal conditions, the Fund invests          Under normal market conditions, the Fund
Policies:          primarily in equity securities of countries in     invests at least 65% of its total assets in
                   the Pacific Basin and the Far East (except         equity securities of companies in emerging
                   Japan).  The Pacific Basin and the Far East        markets countries.  The Fund considers
                   include Australia, Hong Kong, India, Indonesia,    countries with emerging markets to include the
                   South Korea, Malaysia, New Zealand, Pakistan,      following:  (i) countries with an emerging
                   China, the Philippines, Singapore, Sri Lanka,      stock market as defined by the International
                   Taiwan, Thailand, and other markets that may       Finance Corporation; (ii) countries with low-
                   develop in the region.                             to middle-income economies according to the
                                                                      World Bank; and (iii) countries listed in
                   Although the Fund may not invest in securities     World Bank publications as developing.
                   issued by companies that conduct their principal   Emerging market countries include, but are not
                   business in Japan, the Fund may invest in          limited to:  Argentina, Brazil, Chile, China,
                   securities that are traded on the Japanese stock   the Czech Republic, Columbia, Ecuador, Greece,
                   exchange.                                          Hong Kong, Indonesia, India, Malaysia, Mexico,
                                                                      the Philippines, Poland, Portugal, Peru,
                                                                      Russia, Singapore, South Africa, Thailand,
                                                                      Taiwan and Turkey.

                                 12

------------------ -------------------------------------------------- ------------------------------------------------
                   PACIFIC GROWTH FUND                                EMERGING MARKETS FUND
------------------ -------------------------------------------------- ------------------------------------------------
                   The Fund is diversified and intends, under normal  The Fund is diversified and intends, under normal
                   circumstances to invest in at least normal         circumstances to invest in at least normal
                   circumstances to invest in at least three three    circumstances to invest in at least three three
                   different countries, although it may different     different countries, although it may different
                   countries, although it may invest all invest all   countries, although it may invest all invest all
                   or a significant portion of its or a significant   or a significant portion of its or a significant
                   portion of its assets in a assets in a single      portion of its assets in a assets in a single
                   country.                                           country.

                   The Fund focuses on equity securities but also     The Fund focuses on equity securities but also
                   may invest in investment-grade debt may invest in  may invest in investment-grade debt may invest in
                   investment-grade debt obligation.                  investment-grade debt obligation.

                   The Fund may invest in forward foreign exchange    The Fund may invest in forward foreign exchange
                   contracts.                                         contracts.

                   The Fund also may temporarily invest all of its    The Fund also may temporarily invest all of its
                   assets in U.S. financial markets or in U.S.        assets in U.S. financial markets or in U.S.
                   dollar-denominated instruments.                    dollar-denominated instruments.
------------------ -------------------------------------------------- ------------------------------------------------

         COMPARISON OF TOTAL EXPENSE RATIOS. As with all mutual funds, each class of the Funds incurs various costs and expenses in connection with its daily activities. The total of these costs and expenses is the "total expense ratio" and is expressed as a percentage of the average daily net assets of each class.

         The following table shows, as of December 31, 1998, (i) the current annualized total expense ratio of the Pacific Growth Fund and Emerging Markets Fund before and after fee waivers and/or expense reimbursements and (ii) the PRO FORMA annualized total expense ratio of the Emerging Markets Fund, before and after fee waivers and/or expense reimbursements, based upon the fee arrangements that will be in place upon consummation of the Consolidation. This table shows that the Emerging Markets Fund's PRO FORMA expense ratios both after waivers and/or expense reimbursements are equal to those of the Pacific Growth Fund, and that, before waivers and/or expense reimbursements, are lower than those of the Pacific Growth Fund.

                      TOTAL EXPENSE INFORMATION
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PRO FORMA
PACIFIC GROWTH FUND/       TOTAL          EMERGING MARKETS FUND/        TOTAL         EMERGING MARKETS FUND/        TOTAL
SHARE CLASS                OPERATING      SHARE CLASS                   OPERATING     CLASS POST-CONSOLIDATION      OPERATING
                           EXPENSES                                     EXPENSES                                    EXPENSES
                           BEFORE/AFTER                                 BEFORE/AFTER                                BEFORE/AFTER
                           WAIVERS                                      WAIVERS                                     WAIVERS
--------------------------------------------------------------------------------------------------------------------------------
Pacific Growth Fund                       Emerging Markets Fund                       Emerging Markets Fund
     Primary A Shares      3.11%/2.00%         Primary A Shares      2.79%/2.00%           Primary A Shares      2.46%/2.00%
     Primary B Shares      3.71%/2.50%         Primary B Shares      3.39%/2.50%           Primary B Shares      3.06%/2.50%
     Investor A Shares     3.36%/2.25%         Investor A Shares     3.04%/2.25%           Investor A Shares     2.71%/2.25%
     Investor B Shares     4.11%/3.00%         Investor B Shares     3.79%/3.00%           Investor B Shares     3.46%/3.00%
     Investor C Shares     4.11%/3.00%         Investor C Shares     3.79%/3.00%           Investor C Shares     3.46%/3.00%
--------------------------------------------------------------------------------------------------------------------------------

         INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS. The Funds have the same service providers. Upon completion of the Consolidation, these service providers will continue to serve the Funds in the capacities indicated below.

               SERVICE PROVIDERS FOR THE FUNDS

Investment Adviser                  NationsBanc Advisors, Inc. ("NBAI")
Investment Sub-Adviser              Gartmore Global Partners ("Gartmore")
Distributor                         Stephens Inc. ("Stephens)
Co-Administrator                    NBAI
Co-Administrator                    Stephens
Sub-Administrator                   The Bank of New York
Custodian                           The Bank of New York

Transfer Agent                      First Data Investor Services
                                    Group, Inc.
Sub-Transfer Agent                  NationsBank, N.A. (for Primary
                                    A and B shares only)
Independent Auditors                PricewaterhouseCoopers LLP

         Investment Advisory Services. NBAI is the investment adviser for each Fund. Each Fund pays an advisory fee, computed daily and paid monthly, to NBAI based on each Fund's average daily net assets. The advisory fee rate for the Pacific Growth Fund is 0.90%. The advisory fee rate for the Emerging Markets Fund is 1.10%. Gartmore is the investment sub-adviser for each Fund. NBAI pays Gartmore sub-advisory fees, computed daily and paid monthly, at the annual rate of 0.70% of Pacific Growth Fund's average daily net assets and 0.85% of Emerging Markets Fund's average daily net assets. Gartmore is a joint venture structured as a Delaware general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore, plc"), a publicly listed U.K. Company which is the holding company for a leading U.K.-based international fund management group of companies. National Westminster Bank plc and affiliated parties own 100% of the equity of Gartmore plc.

         Distribution and Shareholder Servicing Arrangements. Shares of the Funds are distributed by Stephens, a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act"). Pursuant to the Funds' distribution plans adopted pursuant to Rule 12b-1 under the Act by certain classes of the Funds, each Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of such Fund's shares, including sales related services provided by banks, broker/dealers or other financial institutions ("Selling Agents") that have entered into a sales support agreement with Stephens. Pursuant to the Funds' shareholder servicing plans adopted by certain classes of the Funds, each Fund may compensate or reimburse broker/dealers, banks and other financial institutions ("Servicing Agents") which provide shareholder support services to their customers who own shares of a Fund. The Company has adopted identical distribution and shareholder servicing plans for the corresponding classes within both the Pacific Growth Fund and Emerging Markets Fund as follows.

         PRIMARY A SHARES. Primary A Shares of the Funds are not subject to any distribution or shareholder servicing fees.

         PRIMARY B SHARES. The Company has entered into a shareholder administration plan whereby the Funds may compensate Servicing Agents which provide shareholder support services to their customers who own Primary B Shares of the Funds. Pursuant to this shareholder administration plan, the Funds may compensate Servicing Agents up to 0.60%, on an annual basis, of the net asset value of the shares held by the customers of such Servicing Agents.

         INVESTOR A SHARES. The Funds have adopted a shareholder servicing and distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. This shareholder servicing and distribution plan provides that each Fund may pay Stephens, selling agents that have entered into a sales support agreement with Stephens, or servicing agents that have entered into a Shareholder Servicing Agreement with the Funds, up to 0.25% (on an annualized basis) of the average daily net asset value of the Investor A Shares of the Funds.

         INVESTOR B SHARES AND INVESTOR C SHARES. The Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor B Shares and Investor C Shares of the Funds. Pursuant to these distribution plans, each Fund may pay Stephens for expenses incurred in connection with the marketing or distribution of the Fund's shares, including sales related services provided by selling agents that have entered into a sales support agreement with Stephens. Payments under these distribution plans will be calculated daily and paid monthly and may not exceed 0.75% on an annualized basis of the average daily net asset value of the Investor B Shares and Investor C Shares of each Fund. The Funds have also adopted shareholder servicing plans with respect to the Investor B Shares and Investor C Shares of the Funds. Pursuant to these shareholder servicing plans, each Fund may compensate or reimburse servicing agents, which may include BankAmerica, that provide shareholder support services to their customers who own shares of a Fund. Payments under these shareholder servicing plans will be calculated daily and paid monthly and may not exceed 0.25% (on an annual basis) of the average daily net assets of the Investor B Shares and Investor C Shares of each Fund.

         SALES LOADS, SHAREHOLDER TRANSACTIONS AND SERVICES. Primary A Shares and Primary B Shares of the Funds are offered at net asset value without a front-end sales load or contingent deferred sales charge. Investor A Shares of the Funds are offered with a maximum sales load of 5.75% as a percentage of the offering price. Certain Investor A Shares that are purchased at net asset value are subject to a maximum deferred sales charge of 1.00% of the lower of the original purchase price or redemption proceeds. Investor A Shares that were purchased by investors investing $1 million or more between July 31, 1997 and November 15, 1998 are subject to a 1.00% redemption fee if the Investor A Shares are held less than 18 months. Investor B Shares of the Funds are subject to a maximum deferred sales charge of 5.00% of the lower of the original purchase price or redemption proceeds. Effective January 19, 1999, Investor C Shares of the Funds are subject to a maximum deferred sales charge of 1.00% of the lower of the original purchase price or redemption proceeds.

         The respective purchase, redemption, exchange, dividend and other policies and procedures of the classes of Funds are identical.

         FEDERAL INCOME TAX CONSEQUENCES. The Applicants intend that the Consolidation will not qualify as a "reorganization," within the meaning of
Section 368(a) of the Code, and that the Pacific Growth Fund and the Emerging Markets Fund will each not be a "party to a reorganization," within the meaning of Section 368(b) of the Code.

         Accordingly, the Consolidation of the Pacific Growth Fund into the Emerging Markets Fund is expected to be a taxable event to the Pacific Growth Fund and its shareholders with the exception of shareholders who hold shares in a tax-deferred retirement account.

         If the Consolidation is approved, the Pacific Growth Fund expects to sell most or all of its portfolio securities prior to the Closing. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by the Emerging Markets Fund. The need for the Pacific Growth Fund to dispose of assets prior to the Closing may result in its selling of portfolio securities at a disadvantageous time and could result in Pacific Growth Fund realizing losses that would not otherwise have been realized. The gain from such dispositions, if any, will be distributed to the Pacific Growth Fund's shareholders, and will be taxable to shareholders whose shares are held in taxable accounts. In addition, shareholders of the Pacific Growth Fund whose shares are held in taxable (I.E., non-retirement) accounts will generally recognize a gain or loss, for federal income tax purposes, on the difference between the fair market value of the Emerging Markets Fund shares received in the Consolidation and their federal income tax basis in their shares of the Pacific Growth Fund relinquished at the time of and in the exchange. Assuming no changes in the market value of the Pacific Growth Fund's portfolio securities, in the absence of the Consolidation, a shareholder would, over time, recognize tax consequences. The federal income tax basis in shares of the Emerging Markets Fund received in the exchange by all Pacific Growth Fund shareholders will be the fair market value of those shares immediately preceding the Closing and the holding period for such shares will begin the day following the Closing. Consummation of the Consolidation is subject to the condition that the Company receive an opinion from Morrison & Foerster LLP confirming the foregoing federal income tax consequences.

         The Company has not sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders may wish to consult their own tax advisors concerning the potential tax consequences to them, including state and local income tax consequences.

         BOARD CONSIDERATION. The Company's Board of Directors unanimously voted to approve the Consolidation Agreement at a meeting held on October 7, 1998. In reviewing the proposed Consolidation, the Board considered the potential impact of the Consolidation on each Fund's shareholders, including, the taxable nature of the Consolidation. In particular the Board considered the fact that (a) a many of Pacific Growth Fund shareholders hold their shares in non-taxable retirement or employee benefit accounts and (b) that, in light of the net asset value performance of the Pacific Growth Fund, most shareholders have a basis in their shares that equals or exceeds the current value of their shares (and therefore that they would realize, if anything, a loss rather than a gain). The Board of Directors (with the advice and assistance of independent counsel) reviewed, among other things: (1) the future viability of the Pacific Growth Fund; (2) the expected cost-savings for the Pacific Growth Fund, as a result of the Consolidation; (3) the investment objective, policies and limitations of the Emerging Markets Fund, their compatibility with those of the Pacific Growth Fund and the relative performance of the Pacific Growth and Emerging Markets Funds;
(4) the terms and conditions of the Consolidation, including those provisions that were intended to avoid dilution of the interests of the Pacific Growth Fund's shareholders; (5) the anticipated tax consequences of the Consolidation for the Pacific Growth Fund and its shareholders; and (6) the investment advisory and other fees paid by the Emerging Markets Fund, and the historical and projected expense ratios of the Emerging Markets Fund as compared with those of the Pacific Growth Fund. The Board considered corresponding factors on behalf of the Emerging Markets Fund. Based upon its evaluation of these factors, and in light of their fiduciary duties under federal and state law, the Company's Board of Directors, including all of the non-interested members of the Board, have determined that the proposed Consolidation is in the best interests of the shareholders of each Fund and that the interests of the shareholders of the respective Funds will not be diluted as a result of the Consolidation.

         THE COMPANY'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE CONSOLIDATION AGREEMENT.

         OTHER INFORMATION. The Consolidation may be abandoned at any time before the Closing upon the mutual consent of both Funds. At any time before or (to the extent permitted by law) after approval of the agreement by the shareholders of the Pacific Growth Fund (i) the parties may, by written agreement authorized by the Company's Board of Directors and with or without the approval of their shareholders, amend any of the provisions of the Consolidation Agreement and (ii) either party may waive any default by the other party or the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the Company's Board of Directors with or without the approval of such party's shareholders).

                  III. INFORMATION RELATING TO VOTING MATTERS

         GENERAL INFORMATION. The Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Company's Board of Directors. It is expected that the solicitation of proxies will be primarily by mail. Officers and agents of the Company also may solicit proxies by telephone, telegraph or personal interview. [In this connection, the Company has retained A.D.P. Proxy Services to assist in the solicitation of proxies with the Consolidation.] The cost of the solicitation will be paid by the Funds and is estimated to be $_____________. Any shareholder giving a proxy may revoke it at any time before it is exercised (i) by submitting to the Company a written notice of revocation, (ii) by submitting to the Company a subsequently executed proxy or by attending the Meeting and voting in person.

         Only shareholders of record at the close of business on February 15,1999, will be entitled to vote at the Meeting. On that date, the following number of Pacific Growth Fund shares were outstanding and entitled to be voted.


         PACIFIC GROWTH FUND          SHARES ENTITLED TO BE VOTED

         Primary A shares              _______________________
         Primary B shares              _______________________
         Investor A shares             _______________________
         Investor B shares             _______________________
         Investor C shares             _______________________



         Each whole and fractional share is entitled to a whole or fractional vote.

         If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

         Significant Shareholders. As of February 15, 1999, the officers and Directors show of the Company as a group owned less than 1% of any of the Funds. The tables below show the name, address and share ownership of each person known to the Company to have beneficial or record ownership with respect to 5% or more of a class of a Fund as of February 15, 1999.

----------------- ------------------------ -------------------- -------------- --------------- ----------------
                                            CLASS; AMOUNT OF
PACIFIC GROWTH                             SHARES OWNED; TYPE    PERCENTAGE    PERCENTAGE OF    PERCENTAGE OF
      FUND          NAME AND  ADDRESS         OF OWNERSHIP        OF CLASS          FUND            FUND
      ----          -----------------            ---------           -----          ----        POST-CLOSING
                                                                                                ------------
----------------- ------------------------ -------------------- -------------- --------------- ----------------

----------------- ------------------------ -------------------- -------------- --------------- ----------------
                                            CLASS; AMOUNT OF
   EMERGING                                SHARES OWNED; TYPE    PERCENTAGE    PERCENTAGE OF    PERCENTAGE OF
  MARKETS FUND       NAME AND  ADDRESS        OF OWNERSHIP        OF CLASS          FUND            FUND
  ------------       -----------------           ---------           -----          ----        POST-CLOSING
                                                                                                ------------
----------------- ------------------------ -------------------- -------------- --------------- ----------------

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

         QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Consolidation Agreement are not received, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held, after the date set for the original Meeting without notice except announcement at the Meeting, but, under Maryland law, no more than 120 days after the record date. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

         A quorum is constituted with respect to the Pacific Growth Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Pacific Growth Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Consolidation Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

         ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. The Company does not presently intend to hold annual meetings of shareholders for the election of directors and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Fund have the right to call a meeting of shareholders.

         OTHER BUSINESS. The Company's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             IV. OTHER INFORMATION

         HOW TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUNDS. Additional information about each Fund is included in its most recent prospectus and statement of additional information. You may obtain a prospectus or statement of additional information without charge by calling 1-800-321-7854 or by writing the Company at Nations Fund Portfolios, Inc., c/o Stephens Inc., NationsBank, One NationsBank Plaza, 33rd Floor, Charlotte, NC 28255.

         This Proxy/Prospectus is accompanied by the current prospectus for the Emerging Markets Fund.

         Reports and other information filed by the Company can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

         The information contained in each Fund's prospectus is incorporated by reference into this Proxy/Prospectus.

         FINANCIAL STATEMENTS. The unaudited financial statements and financial highlights for the Funds for the six-month period ended September 30, 1998, and the audited financial statements, financial highlights and the independent accountants report thereon for the fiscal year ended March 31, 1998, are incorporated by reference into the Statement of Additional Information related to this Proxy/Prospectus. The Financial Highlights included therein are incorporated by reference into this Proxy/Prospectus.

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. A discussion by Fund management of the Funds' recent performance can be found at Appendix III.

         SHAREHOLDER INQUIRIES. For additional information call 1-800-652-5096 or write to Nations Fund Portfolios, Inc. at the address on the cover page of this Proxy/Prospectus.

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT BY TELEFACSIMILE (FRONT AND BACK) AT (704) 388-2641 OR IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                      APPENDIX I

                              AGREEMENT AND PLAN OF

                          CONSOLIDATION AND LIQUIDATION

                                       FOR

                           NATIONS PACIFIC GROWTH FUND

                                       AND

                          NATIONS EMERGING MARKETS FUND

                        OF NATIONS FUND PORTFOLIOS, INC.



                                January [ ], 1999

         This AGREEMENT AND PLAN OF CONSOLIDATION AND LIQUIDATION (the "Agreement") is made as of this [_____] day of January, 1999 by Nations Fund Portfolios, Inc. ("Nations Portfolios"), a Maryland corporation, for itself and on behalf of Nations Pacific Growth Fund (the "Pacific Growth Fund"), and Nations Emerging Markets Fund (the "Emerging Markets Fund").

         WHEREAS, Nations Portfolios is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

         WHEREAS, the parties desire that the Fund Assets and Liabilities (as defined below) of the Pacific Growth Fund be conveyed to and be acquired and assumed by the Emerging Markets Fund, in exchange for shares of equal U.S. dollar value of the Emerging Markets Fund which shall thereafter promptly be distributed to the shareholders of the Pacific Growth Fund in connection with its liquidation as described in this Agreement (the "Consolidation"); and

         WHEREAS, the parties intend that the Consolidation does not qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that the Pacific Growth Fund and the Emerging Markets Fund will each not be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Consolidation.

         NOW, THEREFORE, in accordance with the terms and conditions described herein, the Pacific Growth Fund and the Emerging Markets Fund shall be consolidated as follows:

         1. Conveyance of Fund Assets and Liabilities of the Pacific Growth
Fund.

                (a) Except as provided below, at the Effective Time of the Consolidation (as defined in Section 8) all assets of every kind, and all interests, rights, privileges and powers of the Pacific Growth Fund (the "Fund Assets"), subject to all liabilities of the Pacific Growth Fund existing as of the Effective Time of the Consolidation (the "Liabilities"), shall be transferred by the Pacific Growth Fund to the Emerging Markets Fund and shall be accepted and assumed by the Emerging Markets Fund, as more particularly set forth in this Agreement, such that at and after the Effective Time of the
Consolidation: (i) all Fund Assets of the Pacific Growth Fund shall become the assets of the Emerging Markets Fund; and (ii) all Liabilities of the Pacific Growth Fund shall attach to the Emerging Markets Fund, enforceable against the Emerging Markets Fund to the same extent as if originally incurred by it. Notwithstanding the foregoing, the Pacific Growth Fund and the Emerging Markets Fund shall mutually agree upon liabilities (the "Retained Liabilities") as shall be retained by the Pacific Growth Fund and not transferred, accepted or assumed by the Emerging Markets Fund pursuant to this Subsection 1(a).

                (b) It is understood and agreed that the Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned or exercisable by the Pacific Growth Fund, and any deferred or prepaid expenses shown as an asset on the Pacific Growth Fund's books, that the Liabilities of the Pacific Growth Fund shall include all liabilities, whether known or unknown, accrued or unaccrued, absolute or contingent, in all cases, existing at the Effective Time of the Consolidation.

                (c) At least fifteen (15) business days prior to the Closing Date (as defined in Section 8), the Pacific Growth Fund will provide to, or cause to be provided to, the Emerging Markets Fund, a schedule of its securities, other assets and its known liabilities. It is understood and agreed that the Pacific Growth Fund may sell any of the securities or other assets shown on such schedule prior to the Effective Time of the Consolidation but will not, without the prior approval of the Emerging Markets Fund, acquire any additional securities other than securities that the Emerging Markets Fund is not permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Emerging Markets Fund will advise the Pacific Growth Fund of any investments of the Pacific Growth Fund shown on such schedule that the Emerging Markets Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. The Pacific Growth Fund, if requested by the Emerging Markets Fund, will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements. In addition, if it is determined that the investment portfolios of the Pacific Growth Fund and Emerging Markets Fund, when aggregated, would contain investments exceeding certain percentage limitations applicable to the Emerging Markets Fund, the Pacific Growth Fund, if requested by the Emerging Markets Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time of the Consolidation.

                (d) The Fund Assets shall be transferred and conveyed to the Emerging Markets Fund on the following basis:

                      (1) In exchange for the transfer of the Fund Assets, the Emerging Markets Fund shall simultaneously issue to the Pacific Growth Fund at the Effective Time of the Consolidation full and fractional Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares of the Emerging Markets Fund having an aggregate net asset value equal to the net value of the Fund Assets minus Liabilities so conveyed and assumed, all determined in accordance with this Agreement. In this regard, the number of full and fractional shares of the Emerging Markets Fund delivered to the Pacific Growth Fund shall be determined by dividing the value of the Fund Assets minus Liabilities, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Emerging Markets Fund Primary A, Primary B, Investor A, Investor B or Investor C Share, computed in the manner and as of the time and date set forth in this Agreement.

                      (2) The net asset value of shares to be delivered by the Emerging Markets Fund, and the net value of the Fund Assets minus Liabilities to be conveyed by the Pacific Growth Fund and assumed by the Emerging Markets Fund, shall, in each case, be determined as of the Valuation Time as defined in Section 3. The net asset value of Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares of the Emerging Markets Fund shall be computed in accordance with its then current valuation procedures. In determining the value of the Fund Assets, each security to be included in the Fund Assets shall be priced in accordance with the Emerging Markets Fund's then current valuation procedures.

         2. Liquidation of the Pacific Growth Fund. At the Effective Time of the Consolidation, the Pacific Growth Fund shall make a liquidating distribution to its shareholders as follows: Shareholders of record of the Pacific Growth Fund shall be credited with full and fractional shares of the respective Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares that are issued by the Emerging Markets Fund in connection with the Consolidation corresponding to the Pacific Growth Fund shares that are held of record by the shareholder at the Effective Time of the Consolidation. Each such shareholder also shall have the right to receive any unpaid dividends or other distributions which were declared before the Effective Time of the Consolidation with respect to the Pacific Growth Fund shares that are held of record by the shareholder at the Effective Time of the Consolidation, and Nations Portfolios shall record on its books the ownership of the respective Emerging Markets Fund shares by such shareholders (the "Transferor Record Holders"). All of the issued and outstanding shares of the Pacific Growth Fund at the Effective Time of the Consolidation shall be redeemed and canceled on the books of Nations Portfolios at such time. As soon as reasonably possible after the Effective Time of the Consolidation, Nations Portfolios shall wind up the affairs of the Pacific Growth Fund and shall file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings, with respect to the Pacific Growth Fund, and also shall take all other steps as are necessary and proper to effect the termination or declassification of the Pacific Growth Fund in accordance with all applicable laws. In conjunction with the foregoing, the Pacific Growth Fund, prior to the winding up of its affairs, shall utilize any Cash Transfer made pursuant to Subsection 1(d)(1) to repay any and all Retained Liabilities.

         3. Valuation Time. The "Valuation Time" shall be the time as of which the net asset value of each class of shares of each of the Pacific Growth Fund and the Emerging Markets Fund is determined pursuant to their respective valuation procedures on the Closing Date or such earlier or later time as may be mutually agreed to in writing by the parties hereto.

         4. Certain Representations, Warranties and Agreements of Nations Portfolios on behalf of the Pacific Growth Fund. Nations Portfolios, on behalf of itself and, where appropriate, the Pacific Growth Fund, represents and warrants to, and agrees with, Nations Portfolios on behalf of the Emerging Markets Fund as follows, with such representations, warranties and agreements made on behalf of the Pacific Growth Fund on a several (and not joint, or joint and several) basis:

                (a) Nations Portfolios is a corporation, duly created, validly existing and in good standing under the laws of the State of Maryland. Nations Portfolios is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                (b) Nations Portfolios has the power to own all of its properties and assets and to consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

                (c) This Agreement has been duly authorized by the Board of Directors of Nations Portfolios on behalf of the Pacific Growth Fund, and executed and delivered by duly authorized officers of Nations Portfolios, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and, subject to the approval of shareholders referred to in Section 6, the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-Laws of Nations Portfolios or any material agreement or arrangement to which it is a party or by which it is bound.

                (d) The Pacific Growth Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

                (e) Nations Portfolios has valued, and will continue to value, the portfolio securities and other assets of the Pacific Growth Fund in accordance with applicable legal requirements.

                (f) The proxy materials included within the Registration Statement on Form N-14 (the "N-14 Registration Statement") from its effective date with the SEC, through the time of the shareholders meeting referred to in
Section 6 and the Effective Time of the Consolidation, insofar as they relate to Nations Portfolios, (i) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934 as amended (the "1934 Act") and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

                (g) All of the issued and outstanding shares of the Pacific Growth Fund have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

                (h) Nations Portfolios shall operate the business of the Pacific Growth Fund in the ordinary course between the date hereof and the Effective Time of the Consolidation, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Consolidation. Notwithstanding anything herein to the contrary, Nations Portfolios may take all appropriate action necessary in order for Nations Portfolios to receive the opinion provided for in Sections 9(e) and 10(g).

                (i) At the Effective Time of the Consolidation, the Pacific Growth Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such assets.

                (j) At the Effective Time of the Consolidation, all federal and other tax returns and reports of the Pacific Growth Fund required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best knowledge of management of Nations Portfolios, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.

         5. Certain Representations, Warranties and Agreements of Nations Portfolios on behalf of the Emerging Markets Fund. Nations Portfolios, on behalf of itself and where appropriate, the Emerging Markets Fund, represents and warrants to, and agrees with Nations Portfolios on behalf of the Pacific Growth Fund as follows, with such representations, warranties and agreements made on behalf of the Emerging Markets Fund on a several (and not joint, or joint and several) basis:

                (a) Nations Portfolios is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland. Nations Portfolios is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

                (b) Nations Portfolios has the power to own all of its properties and assets and to consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

                (c) This Agreement has been duly authorized by the Board of Directors of Nations Portfolios on behalf of the Emerging Markets Fund, and executed and delivered by duly authorized officers of Nations Portfolios, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-Laws of Nations Portfolios or any material agreement or arrangement to which it is a party or by which it is bound.

                (d) The Emerging Markets Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

                (e) Nations Portfolios has valued, and will continue to value, the portfolio securities and other assets of the Emerging Markets Fund in accordance with applicable legal requirements.

                (f) The N-14 Registration Statement, including the proxy materials contained therein, from its effective date with the SEC through the time of the shareholders meeting referred to in Section 6 and at the Effective Time of the Consolidation, insofar as it relates to Nations Portfolios, or the Emerging Markets Fund, or the Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares or Investor C Shares of the Emerging Markets Fund to be issued pursuant thereto (i) shall comply in all material respects with the provisions of the Securities Act of 1933, as amended, (the "1933 Act"), the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

                (g) The shares of the Emerging Markets Fund to be issued and delivered to the Pacific Growth Fund for the account of the shareholders of the Pacific Growth Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Consolidation and, when so issued and delivered, shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Emerging Markets Fund shall have any preemptive right of subscription or purchase in respect thereto.

                (h) All of the issued and outstanding shares of the Emerging Markets Fund have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

                (i) Nations Portfolios shall operate the business of the Emerging Markets Fund in the ordinary course between the date hereof and the Effective Time of the Consolidation, except that Nations Portfolios shall complete all measures in respect of the Emerging Markets Fund prior to the Effective Time of the Consolidation to ensure that the Consolidation does not qualify as a "reorganization," within the meaning of Section 368 of the Code, regardless of whether such measures are in the ordinary course. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Consolidation.

                (j) At the Effective Time of the Consolidation, all federal and other tax returns and reports of the Emerging Markets Fund required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best knowledge of management of Nations Portfolios, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.

         6. Shareholder Action. As soon as practicable after the effective date of the N-14 Registration Statement Nations Portfolios shall hold a meeting(s) of the shareholders of the Pacific Growth Fund for the purpose of considering and voting upon:

                (a) approval of this Agreement and the Consolidation contemplated hereby; and

                (b) such other matters as may be determined by the Board of Directors of Nations Portfolios.

         7. Regulatory Filings. As soon as practicable, Nations Portfolios shall file an N-14 Registration Statement with the SEC, which shall include all proxy materials required in connection with the Pacific Growth Fund shareholder approval referenced in Section 6, and, where required, with appropriate state securities regulatory authorities.

         8. Closing Date, Effective Time of the Consolidation. The "Closing Date" shall be [_________], 1998, or such earlier or later date as may be mutually agreed in writing by the parties hereto. Delivery of the Fund Assets and the shares of the Emerging Markets Fund to be issued pursuant to Section 1 and the liquidation of the Pacific Growth Fund pursuant to Section 2 shall occur on the day following the Closing Date, whether or not such day is a business day, or on such other date, and at such place and time, as may be mutually agreed in writing, by the parties hereto. The date and time at which such actions are taken are referred to herein as the "Effective Time of the Consolidation." To the extent any Fund Assets are, for any reason, not transferred at the Effective Time of the Consolidation, Nations Portfolios shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

         9. Conditions to Nations Portfolios' Obligations on Behalf of the Pacific Growth Fund. The obligations of Nations Portfolios hereunder shall be subject to the following conditions precedent:

                (a) This Agreement and the Consolidation shall have been approved by the Board of Directors of Nations Portfolios and by a majority of the shareholders of the Pacific Growth Fund in the manner required by applicable law and this Agreement.

                (b) All representations and warranties of Nations Portfolios made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

                (c) Nations Portfolios shall have delivered a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory and dated as of the Closing Date, to the effect that the representations and warranties of the Emerging Markets Fund made in this Agreement are true and correct at and as of the Valuation Time and that, to the best of its knowledge, the Fund Assets include only assets which the Emerging Markets Fund may properly acquire under its investment objectives, policies and limitations and may otherwise be lawfully acquired by the Emerging Markets Fund.

                (d) Nations Portfolios shall have received an opinion of Morrison & Foerster LLP, as counsel to Nations Portfolios in form reasonably satisfactory to Nations Portfolios and dated the Closing Date, substantially to the effect that (i) Nations Portfolios is a corporation duly established and validly existing under the laws of the State of Maryland; (ii) the shares of the Emerging Markets Fund to be delivered to the Pacific Growth Fund as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Nations Portfolios; (iii) this Agreement has been duly authorized, executed and delivered by Nations Portfolios, and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding whether at law or in equity; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-Laws of Nations Portfolios or any material contract known to such counsel to which Nations Portfolios is a party or by which it is bound; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Nations Portfolios of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required by state securities laws or such as may be required subsequent to the Effective Time of the Consolidation. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Nations Portfolios.

                (e) Nations Portfolios shall have received an opinion of Morrison & Foerster LLP, based upon reasonable representations made in certificates provided by Nations Portfolios, its affiliates and/or principal shareholders of the Pacific Growth Fund and/or the Emerging Markets Fund, addressed to Nations Portfolios in a form reasonably satisfactory to them, and dated the Closing Date, with respect to the matters specified in Subsection 10(g).

                (f) Nations Portfolios shall have received (i) a memorandum addressed to Nations Portfolios, in a form reasonably satisfactory to them, prepared by [____________], or another person approved by the parties, concerning the registration of shares to be issued by Nations Portfolios pursuant to this Agreement under applicable state securities laws or the exemption from registration under such laws, and (ii) assurance reasonably satisfactory to it that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

                (g) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of Nations Portfolios, contemplated by the SEC.

                (h) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                (i) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under
Section 25(c) of the 1940 Act.

                (j) Nations Portfolios on behalf of the Pacific Growth Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

                (k) Nations Portfolios shall have received a duly executed instrument whereby the Emerging Markets Fund assumes all of the liabilities of the Pacific Growth Fund (except in respect of the Retained Liabilities to be retained by the Pacific Growth Fund and not transferred, accepted or assumed by the Emerging Markets Fund pursuant to Subsection 1(a)).

                (l) Nations Portfolios shall have received a letter from PricewaterhouseCoopers LLP addressed to Nations Portfolios in form reasonably satisfactory to them, and dated the Closing Date, to the effect that (a) they are independent accountants with respect to Pacific Horizon Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder; (b) in their opinion, the audited financial statements and the per share data provided in accordance with Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (c) on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data used in the calculation of any figure expressed numerically or in dollars or percentages of appearing in the Registration Statement under:
(a) "About the Proposed Consolidation--Pro Forma Capitalization Table As of September 30, 1998" in the Combined Proxy Statement/Prospectus; (b) "About the Proposed Consolidation--Comparison of Total Expense Ratios" in the Combined Proxy Statement/Prospectus; (c) "Appendix II -- Expense Summaries of the Pacific Growth Fund and the Emerging Markets Fund" in the Combined Proxy Statement/Prospectus; and (d) the PRO FORMA financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Pacific Growth Fund and Emerging Markets Fund or with written estimates provided by officers of Nations Portfolios having responsibility for financial and reporting matters, and were found to be mathematically correct.

         10. Conditions to Nations Portfolios' Obligations on behalf of the Emerging Markets Fund. The obligations of Nations Portfolios hereunder shall be subject to the following conditions precedent:

                (a) This Agreement and the Consolidation shall have been approved by the Board of Directors of Nations Portfolios on behalf of the Emerging Markets Fund and by a majority of the shareholders of the Pacific Growth Fund in the manner required by applicable law and this Agreement.

                (b) Nations Portfolios shall have delivered to Nations Portfolios a statement of assets and liabilities of the Pacific Growth Fund, showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Time, certified by the Treasurer or Assistant Treasurer of Nations Portfolios as having been prepared in accordance with generally accepted accounting principles consistently applied.

                (c) Nations Portfolios shall have duly executed and delivered to Nations Portfolios such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Nations Portfolios may deem necessary or desirable to transfer all of the Pacific Growth Fund's right, title and interest in and to the Fund Assets.

                (d) All representations and warranties of Nations Portfolios made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

                (e) Nations Portfolios shall have delivered a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory and dated as of the Closing Date, to the effect that the representations and warranties of the Pacific Growth Fund made in this Agreement are true and correct at and as of the Valuation Time.

                (f) Nations Portfolios shall have received an opinion of Morrison & Foerster LLP, as counsel to Nations Portfolios, in a form reasonably satisfactory to Nations Portfolios and dated the Closing Date, substantially to the effect that (i) Nations Portfolios is a corporation duly established and validly existing under the laws of the State of Maryland; (ii) this Agreement has been duly authorized, executed and delivered by Nations Portfolios and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-Laws of Nations Portfolios or any material contract known to such counsel to which Nations Portfolios is a party or by which it is bound; and (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Nations Portfolios of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required under the state securities laws or such as may be required subsequent to the Effective Time of the Consolidation. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Nations Portfolios.

                (g) Nations Portfolios shall have received an opinion of Morrison & Foerster LLP, based upon reasonable representations made in certificates provided by Nations Portfolios, its affiliates and/or principal shareholders of the Pacific Growth Fund and/or the Emerging Markets Fund, addressed to Nations Portfolios in a form reasonably satisfactory to Nations Portfolios, and dated the Closing Date, substantially to the effect that, for federal income tax purposes, the Consolidation will not qualify as a "reorganization," within the meaning of Section 368(a) of the Code, and the Pacific Growth Fund and the Emerging Markets Fund will each not be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Consolidation.

                (h) The Fund Assets to be transferred to the Emerging Markets Fund under this Agreement shall include no assets which the Emerging Markets Fund may not properly acquire pursuant to its investment objectives, policies or restrictions or may not otherwise lawfully acquire.

                (i) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Nations Portfolios, contemplated by the SEC.

                (j) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

                (k) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under
Section 25(c) of the 1940 Act.

                (l) Nations Portfolios on behalf of the Emerging Markets Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

         11. Survival of Representations and Warranties. The representations and warranties of Nations Portfolios on behalf of the Emerging Markets Fund set forth in this Agreement shall survive the delivery of the Fund Assets to the Emerging Markets Fund and the issuance of the shares of the Emerging Markets Fund at the Effective Time of the Consolidation.

         12. Termination of Agreement. This Agreement may be terminated by a party at or, in the case of Subsection 12(c), below, at any time prior to, the Effective Time of the Consolidation by a vote of a majority of its Board of Directors as provided below:

                (a) By Nations Portfolios on behalf of the Emerging Markets Fund if the conditions set forth in Section 11 are not satisfied as specified in said Section;

                (b) By Nations Portfolios on behalf of the Pacific Growth Fund if the conditions set forth in Section 10 are not satisfied as specified in said Section; and

                (c) By mutual written consent of both parties.

         13. Governing Law. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Maryland, except to the extent preempted by federal law.

         14.    Brokerage Fees and Expenses.

                (a) Nations Portfolios represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

                (b) Each of the Pacific Growth Fund and the Emerging Markets Fund shall be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated.

         15.    Amendments

                This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Portfolios, acting on behalf of either the Pacific Growth Fund or Nations Portfolios, acting on behalf of the Emerging Markets Fund; provided, however, that following the meeting of the shareholders of the Pacific Growth Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Emerging Markets Fund to be issued to the Transferor Record Holders under this Agreement to the detriment of such Transferor Record Holders, or otherwise materially and adversely affecting the Pacific Growth Fund, without the Pacific Growth Fund obtaining its shareholders' further approval.

                At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of the Pacific Growth Fund Nations Portfolios, on behalf of either the Pacific Growth Fund, or Nations Portfolios, on behalf of the Emerging Markets Fund, may waive any breach by Nations Portfolios, on behalf of either fund, or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Directors).


         16.    Counterparts

                This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.



         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their duly authorized officers designated below as of the date first written above.

                                                  NATIONS FUND PORTFOLIOS, INC.
                                                  On behalf of the Pacific Growth Fund

ATTEST:

_____________________________________        By:  _______________________________________
Name:                                             Richard H. Blank, Jr.
Title:                                            Secretary



                                                  NATIONS FUND PORTFOLIOS, INC.
                                                  On behalf of the Emerging Markets Fund


ATTEST:


_____________________________________        By:  _______________________________________
Name:                                             Richard H. Blank, Jr.
Title:                                            Secretary

                                   APPENDIX II

                  EXPENSE SUMMARIES OF THE PACIFIC GROWTH FUND
                            AND EMERGING MARKETS FUND

                 -----------------------------------------------

         The following tables (a) compare the fees and expenses as of December 31, 1998, for each class of the Pacific Growth Fund and the corresponding classes of the Emerging Markets Fund and (b) show the estimated fees and expenses for the combined Fund on a PRO FORMA basis after giving effect to the reorganization. The Funds' total expense ratios reflect limitations that management has voluntarily put in place as of December 31, 1998. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but may be greater or less than those shown.

                      PACIFIC GROWTH FUND-PRIMARY A SHARES

                     EMERGING MARKETS FUND-PRIMARY A SHARES


                                                               PACIFIC GROWTH       EMERGING       COMBINED FUND
                                                                    FUND          MARKETS FUND       PRO FORMA
                                                                    ----          ------------       ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases ............           None             None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds) .......           None             None             None
     Redemption Fees ....................................           None             None             None
     Exchange Fees ......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after fee waivers)(1)..............          0.00%             0.31%            0.64%
     12b-1 Fees/Shareholder Servicing Fees...............          0.00%             0.00%            0.00%
     Other Expenses (after expense reimbursements).......          2.00%             1.69%            1.36%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS AND               2.00%             2.00%            2.00%
                                                                   ====              ====             ====
EXPENSE REIMBURSEMENTS):(2)

--------------------


         (1) Absent fee waivers, management fees would be 0.90% for the Pacific Growth Fund and 1.10% for the Emerging Markets Fund and the Combined Fund.

         (2) Absent fee waivers and expense reimbursements, total fund operating expenses would be 3.11% for the Pacific Growth Fund, 2.79% for the Emerging Markets Fund and 2.46% for the Combined Fund.

EXAMPLE: (3)

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                        PACIFIC GROWTH        EMERGING       COMBINED FUND
                             FUND           MARKETS FUND       PRO FORMA
                             ----           ------------       ---------
1 year ...........           $20                $20              $20
3 years ..........            63                 63               63
5 years ..........           108                108              108
10 years .........           233                233              233
--------------------

(3) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THIS EXAMPLE ASSUMES THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      PACIFIC GROWTH FUND-PRIMARY B SHARES

                     EMERGING MARKETS FUND-PRIMARY B SHARES


                                                              PACIFIC GROWTH       EMERGING       COMBINED FUND
                                                                   FUND          MARKETS FUND       PRO FORMA
                                                                   ----          ------------       ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases ............           None             None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load                                    None             None             None
         (as a percentage of redemption proceeds) .......
     Redemption Fees ....................................           None             None             None
     Exchange Fees ......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after fee waivers)(1)..............          0.00%             0.31%            0.64%
     12b-1 Fees/Shareholder Servicing Fees(2)............          0.50%             0.50%            0.50%
     Other Expenses(after expense reimbursements) .......          2.00%             1.69%            1.36%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS AND               2.50%             2.50%            2.50%
                                                                   ====              ====             ====
EXPENSE REIMBURSEMENTS):(3)

--------------------

         (1) Absent fee waivers, management fees would be 0.90% for the Pacific Growth Fund and 1.10% for the Emerging Markets Fund and the Combined Fund.

         (2) Absent fee waivers, distribution and shareholder servicing fees would be 0.60% for the Pacific Growth Fund, Emerging Markets Fund and the Combined Fund.

         (3) Absent fee waivers and expense reimbursements, total fund operating expenses would be 3.71% for the Pacific Growth Fund, 3.39% for the Emerging Markets Fund and 3.06% for the Combined Fund.

EXAMPLE: (4)

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                              PACIFIC GROWTH        EMERGING       COMBINED FUND
                                   FUND           MARKETS FUND       PRO FORMA
                                   ----           ------------       ---------
1 year ...............             $25                $25              $25
3 years ..............              78                 78               78
5 years ..............             133                133              133
10 years .............             284                284              284
--------------------

(4) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THIS EXAMPLE ASSUMES THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      PACIFIC GROWTH FUND-INVESTOR A SHARES

                     EMERGING MARKETS FUND-INVESTOR A SHARES


                                                              PACIFIC GROWTH       EMERGING       COMBINED FUND
                                                                    FUND         MARKETS FUND       PRO FORMA
                                                                    ----         ------------       ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases ............          5.75%             5.75%            5.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)(1).....           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fees ......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after fee waivers)(2)..............          0.00%             0.31%            0.64%
     12b-1 Fees/Shareholder Servicing Fees...............          0.25%             0.25%            0.25%
     Other Expenses (after expense reimbursements) ......          2.00%             1.69%            1.36%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS AND               2.25%             2.25%            2.25%
                                                                   ====              ====             ====
EXPENSE REIMBURSEMENTS):(3)

--------------------

         (1) Certain Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.

         (2) Absent fee waivers, management fees would be 0.90% for the Pacific Growth Fund and 1.10% for the Emerging Markets Fund and the Combined Fund.

         (3) Absent fee waivers and expense reimbursements, total fund operating expenses would be 3.36% for the Pacific Growth Fund, 3.04% for the Emerging Markets Fund and 2.71% for the Combined Fund.


EXAMPLE: (4)


         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                          PACIFIC GROWTH        EMERGING       COMBINED FUND
                               FUND           MARKETS FUND       PRO FORMA
                               ----           ------------       ---------
1 year .............           $79                $79              $79
3 years ............           124                124              124
5 years ............           171                171              171
10 years ...........           302                302              302
--------------------

(4) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THIS EXAMPLE ASSUMES THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      PACIFIC GROWTH FUND-INVESTOR B SHARES

                     EMERGING MARKETS FUND-INVESTOR B SHARES


                                                              PACIFIC GROWTH       EMERGING        COMBINED FUND
                                                                   FUND          MARKETS FUND       PRO FORMA
                                                                   ----          ------------       ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases ............           None             None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)(1).....           5.00%            5.00%            5.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fees.......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after fee waivers)(2)..............          0.00%             0.31%            0.64%
     12b-1 Fees/Shareholder Servicing Fees...............          1.00%             1.00%            1.00%
     Other Expenses (after expense reimbursements)  .....          2.00%             1.69%            1.36%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS AND               3.00%             3.00%            3.00%
                                                                   ====              ====             ====
EXPENSE REIMBURSEMENTS):(3)

--------------------

         (1) Investor B Shares purchased prior to January 1, 1996 or after July 31, 1997 are subject to the Deferred Sales Load as set forth in the applicable schedule in the prospectus. The Maximum Deferred Sales Charge is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter.

         (2) Absent fee waivers, management fees would be 0.90% for the Pacific Growth Fund and 1.10% for the Emerging Markets Fund and the Combined Fund.

         (3) Absent fee waivers and expense reimbursements, total fund operating expenses would be 4.11% for the Pacific Growth Fund, 3.79% for the Emerging Markets Fund and 3.46% for the Combined Fund.

EXAMPLE: (4)

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                              PACIFIC GROWTH        EMERGING       COMBINED FUND
                                   FUND           MARKETS FUND       PRO FORMA
                                   ----           ------------       ---------
1 year ...............             $80               $80              $80
3 years ..............             123               123              123
5 years ..............             178               178              178
10 years .............             314               314              314

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption:

                               PACIFIC GROWTH      EMERGING       COMBINED FUND
                                    FUND         MARKETS FUND       PRO FORMA
                                    ----         ------------       ---------
1 year ........................     $30             $30              $30
3 years .......................      93              93               93
5 years .......................     158             158              158
10 years ......................     314             314              314

--------------------

(4) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THIS EXAMPLE ASSUMES THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      PACIFIC GROWTH FUND-INVESTOR C SHARES

                     EMERGING MARKETS FUND-INVESTOR C SHARES


                                                              PACIFIC GROWTH       EMERGING       COMBINED FUND
                                                                    FUND         MARKETS FUND       PRO FORMA
                                                                    ----         ------------       ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases ............           None             None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds) .......           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fees ......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after fee waivers)(2)..............          0.00%             0.31%            0.64%
     12b-1 Fees/Shareholder Servicing Fees...............          1.00%             1.00%            1.00%
     Other Expenses (after expense reimbursements).......          2.00%             1.69%            1.36%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS AND               3.00%             3.00%            3.00%
                                                                   ====              ====             ====
EXPENSE  REIMBURSEMENTS):(3)

--------------------

         (1) Investor C share that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within one year of purchase.

         (2) Absent fee waivers, management fees would be 0.90% for the Pacific Growth Fund and 1.10% for the Emerging Markets Fund and the Combined Fund.

         (3) Absent fee waivers and expense reimbursements, total fund operating expenses would be 4.11% for the Pacific Growth Fund, 3.79% for the Emerging Markets Fund and 3.46% for the Combined Fund.

EXAMPLE: (4)

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                            PACIFIC GROWTH        EMERGING       COMBINED FUND
                                 FUND           MARKETS FUND       PRO FORMA
                                 ----           ------------       ---------
1 year ....................      $40               $40              $40
3 years ...................       93                93               93
158                              158               158              158
10 years ..................      334               334              334

         You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% gross annual return and (2) no redemption:

                              PACIFIC GROWTH        EMERGING       COMBINED FUND
                                   FUND           MARKETS FUND       PRO FORMA
                                   ----           ------------       ---------
1 year .....................       $30               $30              $30
3 years ....................        93                93               93
5 years ....................       158               158              158
10 years ...................       334               334              334

-------------------

(3) THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.


The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

            APPENDIX III--MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                                       10

Nations
Pacific Growth
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MS. TEOH SHARES HER VIEWS ON NATIONS PACIFIC GROWTH FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND HER CURRENT OUTLOOK.


PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S PHILOSOPHY AND STYLE.
Seok Teoh is Principal                The Fund emphasizes growth at a reasonable price in
Portfolio Manager of Nations          selecting regions, markets and stocks. By combining active,
Pacific Growth Fund and               bottom-up stock selection with risk-controlled country
Portfolio Manager on the Far          allocation, we aim to build a portfolio with optimal
East Team of Gartmore Global          risk/return characteristics. Local contacts, fundamental
Partners, investment                  research and seasoned judgment are vital to our investment
sub-adviser to the Fund.              process.
INVESTMENT OBJECTIVE                  WHAT WERE REGIONAL ECONOMIC AND MARKET CONDITIONS LIKE
The Fund seeks long-term              DURING THE REPORTING PERIOD?
capital growth by investing           During the 12 months ended March 31, 1998, stock markets in
primarily in equity securities        the Pacific region (excluding Japan) plunged to levels not
of companies in the Pacific           seen since April 1993. At the beginning of the period, the
Basin and the Far East                markets of Hong Kong, Korea and Taiwan were buoyant leading
(excluding Japan).                    up to the transfer of Hong Kong to China on July 1, 1997.
PERFORMANCE REVIEW                    One day after the handover, however, Thailand devalued its
For the 12-month period ended         currency, the baht, as a first step toward a much-needed
March 31, 1998, Nations Pacific       economic overhaul. This triggered a wave of currency
Growth Fund Primary A Shares          devaluations across Asia -- prompted in part by speculative
provided a total return of            attacks on regional currencies -- leading to soaring
(28.35)%.                             interest rates, a general squeeze on credit, multiple bank failures, several corporate bankruptcies and plummeting
                                      stock market levels.
                                      In October 1997, Taiwan's central bank reversed an earlier decision to support its local currency through intervention, which led to higher interest rates. As a result, Hong Kong, whose currency is pegged to the U.S. dollar, was also forced to raise interest rates to defend against currency
                                      speculators. By November 1997, the crisis had spread to
                                      Korea, which joined Indonesia and Thailand in seeking
                                      emergency credit from the International Monetary Fund (IMF)
                                      to prevent debt moratoriums.
                                      Pacific Rim stock markets started to recover during January
                                      1998, with Korea and Thailand posting huge gains, but the
                                      rebound in Korea was short-lived. Indonesia, plagued by food riots and President Suharto's refusal to cooperate with IMF reforms, continued to suffer stock market setbacks.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      Source for all statistical data -- Gartmore Global Partners.
                                      INVESTING IN INTERNATIONAL INVESTMENTS MAY INVOLVE SPECIAL
                                      RISKS, INCLUDING FOREIGN TAXATION, CURRENCY RISKS, RISKS
                                      ASSOCIATED WITH POSSIBLE DIFFERENCES IN FINANCIAL STANDARDS
                                      AND OTHER MONETARY AND POLITICAL RISKS ASSOCIATED WITH
                                      FUTURE POLITICAL AND ECONOMIC DEVELOPMENTS.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Pacific Growth
Fund Portfolio Manager Commentary continued ...

THE FUND'S PERFORMANCE WAS            The Australian stock market -- which had offered a measure
HELPED BY OUR EARLY MOVE TO AN        of stability during the worst of the Pacific Rim market
OVERWEIGHT STANCE IN AUSTRALIA.       decline -- began to lose some of its buoyancy toward the end of the reporting period because of a fall in commodity
                                      stocks and concerns about the effects of the Asian financial crisis on intraregional trade.
                                      WHAT COUNTRY ALLOCATION DECISIONS CONTRIBUTED THE MOST TO
                                      THE FUND'S PERFORMANCE?
                                      The Fund's performance was helped by our early move to an
                                      overweight stance in Australia, which became a relative
                                      "safe haven" for investors in the Pacific region during the crisis. Early in the period, the Fund benefited from an
                                      initially overweight exposure to Hong Kong. Our decision to underweight the Malaysian stock market during the period was also beneficial.
                                      WHAT COUNTRY ALLOCATION DECISIONS DETRACTED FROM THE FUND'S
                                      PERFORMANCE?
                                      The Fund's underweight position in Taiwan, which
                                      consistently outperformed the benchmark Morgan Stanley
                                      Capital International Combined Far East (ex Japan) Free
                                      Index (MSCI Far East Index)** during the period, was the
                                      biggest detriment to the Fund's performance. While we have been steadily increasing exposure to the Taiwanese stock
                                      market, access to direct investments for foreign investors remains limited.

A SUBSTANTIAL WEIGHTING IN            DID ANY PARTICULAR SECTOR DECISIONS CONTRIBUTE TO THE FUND'S
FINANCIAL AND UTILITY STOCKS IN       PERFORMANCE?
HONG KONG ADDED VALUE TO THE          A substantial weighting in financial and utility stocks in
FUND.                                 Hong Kong added value to the Fund, as both sectors sustained momentum for much of the period. For example, financial
                                      stocks rose 27.2% in U.S. dollar terms during the period,
                                      while the broad blue-chip stocks in Hong Kong fell 1.2%.
                                      Conversely, low exposure to financial stocks in southeast
                                      Asian markets such as Indonesia and Thailand helped the
                                      Fund. In addition, the Fund benefited from its emphasis on the stocks of export-oriented issuers in Korea, Singapore
                                      and Taiwan.
                                      WHAT ARE SOME EXAMPLES OF STOCKS HELD BY THE FUND THAT
                                      PERFORMED PARTICULARLY WELL?
                                      Among the Fund's best performing stocks were Telstra (an
                                      Australia-based telecommunications company), HSBC Holdings
                                      (Hong Kong's largest commercial bank) and Siliconware
                                      (Taiwan), an electronics firm.***
                                      **The Morgan Stanley Capital International Combined Far East
                                      (ex Japan) Free Index is an unmanaged,
                                      capitalization-weighted index that tracks 7 countries and
                                      represents only those securities that are available for
                                      investment by international investors. It is unavailable for investment.
                                      ***Portfolio holdings were current as of March 31, 1998, are subject to change and may not be representative of current holdings.

Nations
Pacific Growth
Fund Portfolio Manager Commentary continued ...

                                      WHAT INVESTMENT DECISIONS HINDERED OVERALL FUND PERFORMANCE
                                      DURING THE PERIOD?
                                      Overexposure to mid-capitalization stocks in Malaysia and
                                      Indonesia hurt performance, as did heavy exposure to
                                      financial stocks in Malaysia and Singapore early in the
                                      period. Among individual stocks, Rashid Hussain (Malaysia),
                                      Woodside Petroleum (Australia) and RHB Capital (Malaysia)
                                      had disappointing performance.

                                      WHAT IS YOUR REGIONAL ECONOMIC AND MARKET OUTLOOK FOR THE
                                      YEAR AHEAD?
                                      Developments in Japan will be crucial to the performance of stock markets throughout Asia because of Japan's importance as an economic engine for the region. Outside of Japan,
                                      Malaysia continues to be the market that matters most. It
                                      remains a significant part of the benchmark MSCI Far East
                                      Index, and we are wary of its prospects -- particularly in the banking sector, which we believe is vulnerable to
                                      further trouble.
                                      The health of the Chinese economy will be another key factor that could help or hinder a medium-term recovery in Asia.
                                      Strong deflationary pressure in China, caused by massive
                                      restructuring plans, could hamper the pace of economic
                                      recovery in Asia during the coming year.
                                      Also important will be the outcome of the standoff between
                                      Indonesian President Suharto and the IMF, which is pressing for economic reforms and an end to political cronyism. Left unaddressed, conditions in Indonesia could result in
                                      hyperinflation.
                                      In Hong Kong, the recent budget demonstrated the former
                                      colony's fiscal strength and the government's commitment to stability in the residential property market.
                                      WHAT INVESTMENT OPPORTUNITIES DO YOU ANTICIPATE IN THIS
                                      ENVIRONMENT?
                                      We believe that the property sector in Hong Kong could be
                                      favorable if the outlook for interest rates improves. In
                                      Thailand, we are encouraged by progress in restructuring the corporate and banking sectors. Otherwise, markets such as
                                      Taiwan, the Philippines and Singapore should continue to
                                      offer opportunities for bargain hunters, as current stock
                                      values are low and longer-term earnings prospects are
                                      positive.

Nations
Pacific Growth
Fund Portfolio Manager Commentary continued ...

                                      HOW ARE YOU POSITIONING THE FUND TO TAKE ADVANTAGE OF THESE
                                      ANTICIPATED DEVELOPMENTS?
                                      We have already begun to take advantage of current low
                                      prices for selected stocks in Taiwan, the Philippines and
                                      Singapore. In Taiwan, we favor domestic companies and
                                      exporters. The Fund remains underweighted in Hong Kong but not aggressively so. We will seek to add selectively to the
                                      Fund's Hong Kong property stocks, but only if the
                                      interest-rate outlook is positive. In Thailand, we expect to add to the Fund's blue-chip stock holdings if this is
                                      justified by the medium-term outlook for profits.

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

 0.9%  Other
 1.0%  New Zealand
 1.3%  Indonesia
 2.2%  South Korea
 2.3%  Thailand
 4.7%  Philippines
 9.4%  Malaysia
10.9%  Singapore
11.3%  Taiwan
18.5%  Australia
37.5%  Hong Kong

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  HSBC Holdings plc               6.4%
                                                                                 -----------------------------------------
                                                                                   2  Telstra Corporation Ltd., ADR   5.2%
                                                                                 -----------------------------------------
                                                                                   3  Hutchison Whampoa Ltd.          4.5%
                                                                                 -----------------------------------------
                                                                                   4  Taiwan American Fund Ltd.       4.2%
                                                                                 -----------------------------------------
                                                                                   5  Hang Seng Bank Ltd.             3.7%
                                                                                 -----------------------------------------
                                                                                   6  CLP Holdings Ltd.               3.4%
                                                                                 -----------------------------------------
                                                                                   7  Cheung Kong Holdings Ltd.       3.4%
                                                                                 -----------------------------------------
                                                                                   8  Sun Hung Kai Properties         3.2%
                                                                                 -----------------------------------------
                                                                                   9  Rothmans of Pall Mall           3.1%
                                                                                 -----------------------------------------
                                                                                  10  ASE Test Ltd., GDR              3.0%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
Pacific Growth
Fund Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)

Assumes the reinvestment of all distributions.

               Measurement Period                     'Pacific Growth               'MSCI Far
             (Fiscal Year Covered)                      Fund $7,517'            East Index $7,389'
June 30 1995                                               10000                      10000
                                                            9710                      10383
1995                                                        9745                      10894
                                                           10266                      11101
                                                           10383                      11168
                                                           10282                      10670
1996                                                       10773                       9796
                                                           10491                       8763
                                                           11509                      10514
                                                            9938                       9135
1997                                                        7238                       7190
Mar. 31 1998                                                7517                       7389

Investor B Shares (as of 3/31/98)*

Assumes the reinvestment of all distributions.

               Measurement Period                     'Pacific Growth               'MSCI Far
             (Fiscal Year Covered)                      Fund $7,097'            East Index $7,389'
June 30 1995                                               10000                      10000
                                                            9690                      10383
1995                                                        9698                      10894
                                                           10188                      11101
                                                           10279                      11168
                                                           10148                      10670
1996                                                       10609                       9796
                                                           10309                       8763
                                                           11279                      10514
                                                            9718                       9135
1997                                                        7054                       7190
Mar. 31 1998                                                7097                       7389


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (6/30/95 through 3/31/98)    (9.86)%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Pacific Growth Fund
                                                                from the date each class of shares was
                                                                first offered. The Morgan Stanley
                                                                Capital International Combined Far East
                                                                (ex Japan) Free Index ("MSCI Far East
                                                                Index") is an unmanaged,
                                                                capitalization-weighted index that
                                                                tracks 7 countries and represents only
                                                                those securities that are available for
                                                                investment by international investors.
                                                                It is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Primary B,
                                                                Investor A, and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION          NAV     CDSC*
                                                                (6/30/95 through
                                                                3/31/98)        (10.75)% (11.72)%

  TOTAL RETURN (AS OF 3/31/98)

                                           PRIMARY A       PRIMARY B       INVESTOR A       INVESTOR B             INVESTOR C
Inception Date                           6/30/95         6/28/96         6/30/95             6/30/95               6/30/95
                                                                                         NAV          CDSC*
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       (28.35)%        (28.77)%        (28.59)%        (29.04)%     (32.57)%     (28.91)%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
Since Inception                          (9.86)%         (17.22)%        (10.12)%        (10.75)%     (11.72)%     (10.53)%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations
Emerging Markets
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. EHRMANN SHARES HIS VIEWS ON NATIONS EMERGING MARKETS FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND HIS CURRENT OUTLOOK.

PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S PHILOSOPHY AND STYLE.
Philip Ehrmann is Principal           The Fund emphasizes growth at a reasonable price in
Portfolio Manager of Nations          selecting regions, markets and stocks. By combining active,
Emerging Markets Fund and is          bottom-up stock selection with risk-controlled country
the Head of the Emerging              allocation, we aim to build a portfolio with optimal
Markets Team for Gartmore             risk/return characteristics. Because emerging markets can
Global Partners, investment           change rapidly, the ability to move freely between markets
sub-adviser to the Fund.              to take advantage of shifting economic conditions is
INVESTMENT OBJECTIVE                  important to our active management style. Therefore, we
The Fund seeks long-term              emphasize larger, more liquid securities.
capital growth by investing           WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN THE
primarily in equity securities        EMERGING MARKETS ARENA DURING THE REPORTING PERIOD?
of companies in emerging market       Without question, the overriding influence on emerging
countries, such as those in           markets during the 12 months ended March 31, 1998, was the
Latin America, Eastern Europe,        precipitous fall in stock markets across Asia. Although the
the Pacific Basin, the Far            storm clouds had been gathering since the beginning of the
East, Africa and India.               period -- with deteriorating economic fundamentals putting
PERFORMANCE REVIEW                    pressure on corporate earnings across the region -- what
For the 12-month period ended         became a fully blown Asian currency crisis sparked a global
March 31, 1998, Nations               decline in stock values in October 1997, from which
Emerging Markets Fund Primary A       non-Asian emerging markets could hardly escape.
Shares provided a total return        The Asian crisis, however, did not prevent emerging markets
of (6.39)%.                           outside the region from rising for the period as a whole --
                                      testimony to the diverse nature of these markets. Latin
                                      American markets came under heavy pressure but recovered
                                      their poise fairly quickly and ended the period 11.2% higher in U.S. dollar terms as measured by the International
                                      Finance Corporation (IFC) Latin America Index. Mexico's rise was particularly strong (+25.2% in U.S. dollar terms), while
                                      Brazil (+12.5%) and Argentina (+14.0%) enjoyed reasonably
                                      good returns in U.S. dollar terms.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      Source for all statistical data -- Gartmore Global Partners
                                      INVESTING IN INTERNATIONAL INVESTMENTS MAY INVOLVE SPECIAL
                                      RISKS, INCLUDING FOREIGN TAXATION, CURRENCY RISKS, RISKS
                                      ASSOCIATED WITH POSSIBLE DIFFERENCES IN FINANCIAL STANDARDS
                                      AND OTHER MONETARY AND POLITICAL RISKS ASSOCIATED WITH
                                      FUTURE POLITICAL AND ECONOMIC DEVELOPMENTS.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Emerging Markets
Fund Portfolio Manager Commentary continued...

                                      Among emerging European markets, Portugal soared 86.1% and
                                      Hungary gained 46.7% in U.S. dollar terms. Elsewhere, India registered a gain of 5.1% in U.S. dollar terms. Russia
                                      attracted investor interest and was added to the benchmark
                                      IFC Investables Index in November 1997.**
                                      HOW DID U.S. STOCK MARKET VOLATILITY IN 1997 AFFECT THE
                                      EMERGING MARKETS?
                                      Emerging markets clearly felt the impact of stock market
                                      volatility in the U.S. during the period. Historically, the correlation between the emerging markets and the U.S. stock market has been relatively low. For example, over the past five years, the correlation between the Standard & Poor's
                                      500 Composite Stock Price Index (S&P 500 Index) and the IFC
                                      Composite was only about 0.4. (The higher the correlation
                                      between the two indexes, the more they would be expected to rise and fall in lockstep. A perfect correlation would be
                                      1.0.) For the reporting period, however, the correlation
                                      between the IFC Composite and the S&P 500 was unusually
                                      high, at approximately 0.8. This higher correlation was
                                      somewhat of an anomaly, reflecting the extreme effects of
                                      the October 1997 plunge on Wall Street, which sent stock
                                      markets down across the world.+

The Fund gained the most              WHAT COUNTRY OR REGIONAL ALLOCATION DECISIONS CONTRIBUTED
benefit from an underweighting        THE MOST TO THE FUND'S PERFORMANCE?
in the Far East relative to the       The Fund gained the most benefit from an underweighting in
IFC Investables Index. In             the Far East relative to the IFC Investables Index. In
particular, our early reduction       particular, our early reduction in exposure to Malaysia and
in exposure to Malaysia and           lack of exposure to Thailand added relative value, as these
lack of exposure to Thailand          markets were among the hardest hit by the Asian financial
added relative value.                 crisis. At the same time, the Fund's overweight position in
                                      Latin America added value, as did exposure to emerging
                                      European markets such as Hungary, Poland and Portugal.
                                      WHAT OTHER INVESTMENT DECISIONS CONTRIBUTED TO THE FUND'S
                                      PERFORMANCE?
                                      The Fund enjoyed notably strong relative performance in
                                      Israel, primarily due to its investment in Supersol, the
                                      country's leading food retailer; this investment has
                                      recently been sold. In South Africa, the Fund's investment in Nedcor helped lead to outperformance. In Brazil, the Fund realized higher returns through investments in such leading companies as Telebras.++
                                      **The IFC Latin America Index is an unmanaged,
                                      capitalization-weighted index which tracks stocks in
                                      Argentina, Brazil, Chile, Colombia, Mexico, Peru and
                                      Venezuela. It is unavailable for investment.
                                      +The IFC Composite is used in the computations as opposed to the IFC Investables Index because of the composite's longer history. The IFC Composite Index is a
                                      capitalization-weighted index, investing in 32 countries
                                      from the perspective of domestic investors. It is unmanaged and unavailable for investment. The S&P 500 index is a
                                      market-capitalization-weighted Index that measures the
                                      market value of 400 industrial stocks, 60 transportation and utility company stocks and 40 financial issues. It is
                                      unmanaged and unavailable for investment.
                                      ++Portfolio holdings were current as of March 31, 1998, are subject to change and may not be representative of current holdings.
                                      The IFC Investables Index is an unmanaged,
                                      capitalization-weighted index which tracks more than 4,400 stocks in 25 emerging markets in Asia, Latin America,
                                      Eastern Europe, Africa and the Middle East. It is
                                      unavailable for investment.

Nations
Emerging Markets
Fund Portfolio Manager Commentary continued...

                                      WHAT ARE SOME EXAMPLES OF STOCKS IN THE FUND THAT PERFORMED
                                      PARTICULARLY WELL?
                                      Among the Fund's best performing individual stocks were oil and gas company Tatneft (Russia), Yapi Kredi Bank (Turkey),
                                      Hellenic Bottling (Greece) and cement company Cimpor
                                      (Portugal).
                                      WHAT INVESTMENT DECISIONS HINDERED OVERALL PORTFOLIO
                                      PERFORMANCE DURING THE PERIOD?
                                      The Fund was underweighted in Turkey, where the stock market rose impressively during the period. In terms of stock
                                      selection, performance was also hurt by our decision to hold
                                      United Engineers (Malaysia), a cash-rich company that was
                                      effectively forced to acquire a nearly bankrupt construction company in the wake of the Asian crisis. Other stocks with disappointing performance for the period included LG
                                      Information & Communications (Korea) and Resorts World
                                      (Malaysia).
                                      WHAT IS YOUR ECONOMIC AND MARKET OUTLOOK FOR THE EMERGING
                                      MARKETS IN THE YEAR AHEAD?
                                      In Latin America, most stock market valuations remain
                                      reasonable. This is particularly true in Brazil, where
                                      cyclical economic conditions are favorable and interest
                                      rates are still high but falling rapidly. Monetary policy
                                      has been tightened in Mexico, which we had expected and
                                      believe to be appropriate. Low oil prices, if they persist, could restrain output growth in Mexico, but this restraint is not unwelcome if it causes Mexican authorities to
                                      maintain tight monetary policy.
                                      In Asia, progress will likely be slow. The process of
                                      recapitalizing the Thai, Korean and Indonesian banking
                                      systems is only beginning. Until economic and corporate
                                      fundamentals stabilize, these markets are likely to remain vulnerable and volatile.
                                      WHAT INVESTMENT OPPORTUNITIES DO YOU ANTICIPATE IN THIS
                                      ENVIRONMENT?
                                      Thailand and Korea are emerging from the Asian crisis with some credit and may present selective opportunities.
                                      Similarly, Malaysia, which has avoided an external debt
                                      crisis, has announced reforms in the recent budget which, if implemented, would provide clear evidence of an improving
                                      trend.
                                      In Brazil, confidence has been bolstered by a rapid
                                      reduction in domestic interest rates, which have fallen from over 40% at the peak of the Asian currency debacle to less than 30%.
                                      Among European emerging markets, economic and market
                                      fundamentals look positive in Hungary and Poland. In
                                      addition, Greece has now committed itself to fiscal and
                                      monetary discipline that is likely to act as the precursor to lower interest rates and sustained growth. However, the
                                      Portuguese stock market, having outperformed other markets in the IFC Investables Index so strongly, could suffer from profit-taking.

Nations
Emerging Markets
Fund Portfolio Manager Commentary continued...

                                      HOW ARE YOU POSITIONING THE FUND TO TAKE ADVANTAGE OF THESE
                                      ANTICIPATED DEVELOPMENTS?
                                      We are likely to maintain the Fund's overweightings in
                                      Hungary, Poland and Latin America. In Asia, we have begun to reduce the magnitude of the Fund's substantial
                                      underweighting by adding positions for the first time in
                                      almost two years. The Fund's Asian investments, however, are focused only on the strongest business franchises currently selling at what we believe to be deeply depressed prices.

  PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

26.6%  Other
 4.8%  Taiwan
 3.9%  Greece
 4.5%  Chile
 4.6%  Malaysia
 5.1%  India
 5.2%  Argentina
 5.3%  Hong Kong
 7.0%  South Africa
14.4%  Mexico
18.6%  Brazil

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  Telebras, ADR                   5.1%
                                                                                 -----------------------------------------
                                                                                   2  East European Development       3.2%
                                                                                      Fund
                                                                                 -----------------------------------------
                                                                                   3  Petroleo Brasileiros NPV        2.5%
                                                                                 -----------------------------------------
                                                                                   4  Carso Global Telecom, ADR       2.5%
                                                                                 -----------------------------------------
                                                                                   5  Amalgamated Banks of South      2.3%
                                                                                      Africa
                                                                                 -----------------------------------------
                                                                                   6  Compania Vale do Rio Doce,      2.2%
                                                                                      ADR
                                                                                 -----------------------------------------
                                                                                   7  Grupo Carso SA de CV, ADR       2.2%
                                                                                 -----------------------------------------
                                                                                   8  Grupo Televisa SA, GDR          1.9%
                                                                                 -----------------------------------------
                                                                                   9  Formosa Fund, IDR               1.9%
                                                                                 -----------------------------------------
                                                                                  10  CEMIG Companhia, New, ADR       1.9%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
Emerging Markets
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)

Assumes the reinvestment of all distributions.

               Measurement Period
             (Fiscal Year Covered)                'Emerging Markets $10,839'   'IFC Investables Index $9,460'
June 30 1995                                                 10000                          10000
                                                              9880                           9853
1995                                                          9782                           9560
                                                             10342                          10147
                                                             10761                          10850
                                                             10410                          10492
1996                                                         10636                          10314
                                                             11580                          11304
                                                             12680                          12079
                                                             12312                          10993
1997                                                         10318                           8814
Mar. 31 1998                                                 10839                           9460

Investor B Shares (as of 3/31/98)*

Assumes the reinvestment of all distributions.

               Measurement Period
             (Fiscal Year Covered)                'Emerging Markets $10,252'   'IFC Investables Index $9,460'
June 30 1995                                                 10000                          10000
                                                              9850                           9853
1995                                                          9730                           9560
                                                             10260                          10147
                                                             10650                          10850
                                                             10280                          10492
1996                                                         10471                          10314
                                                             11377                          11304
                                                             12433                          12079
                                                             12040                          10993
1997                                                         10069                           8814
Mar. 31 1998                                                 10252                           9460


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (6/30/95 through 3/31/98)       2.97%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Emerging Markets Fund
                                                                from the date each class of shares was
                                                                first offered. The IFC Investables
                                                                Index is an unmanaged,
                                                                capitalization-weighted index which
                                                                tracks more than 4,400 stocks in 25
                                                                emerging markets in Asia, Latin
                                                                America, Eastern Europe, Africa and the
                                                                Middle East. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Primary B, Investor A and Investor C
                                                                Shares may vary based on the
                                                                differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION              NAV  CDSC*
                                                                (6/30/95 through 3/31/98)   1.97% 0.91%

   TOTAL RETURN (AS OF 3/31/98)

                                           PRIMARY A       PRIMARY B       INVESTOR A      INVESTOR B          INVESTOR C
Inception Date                           6/30/95         6/28/96         6/30/95            6/30/95            6/30/95
                                                                                         NAV        CDSC*
-----------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       (6.39)%         (6.80)%         (6.60)%         (7.25)%    (11.89)%   (7.17)%
-----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
Since Inception                          2.97%           0.02%           2.74%           1.97%      0.91%      2.19%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 26, 1999

                          NATIONS FUND PORTFOLIOS, INC.
                       101 South Tryon Street, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-321-7854


 (MARCH 29, 1999 SPECIAL MEETING OF SHAREHOLDERS OF NATIONS PACIFIC GROWTH FUND)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Nations Pacific Growth Fund to be held on March 29, 1999. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


 INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

         Further information about the Primary A, Primary B, Investor A, Investor B and Investor C Shares of Nations Pacific Growth Fund and Nations Emerging Markets Fund is contained in and incorporated herein by reference to the statement of additional information for Nations Pacific Growth Fund and Nations Emerging Markets Fund, dated August 1, 1998, as supplemented.

         The audited financial statements and related Report of Independent Accountants for the year ended March 31, 1998 and the unaudited financial statements for the semi-annual period ended September 30, 1998 for the Nations Pacific Growth Fund and Nations Emerging Markets Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

                                TABLE OF CONTENTS


General Information...........................................................x
Introductory Note to PRO FORMA Financial Information..........................x

                               GENERAL INFORMATION

         The Consolidation contemplates the transfer of all of the assets and liabilities of each class of the Pacific Growth Fund to a corresponding class of the Emerging Markets Fund in exchange for Shares of designated classes of the Emerging Markets Fund.

         The Shares issued by Nations will have an aggregate value equal to the aggregate value of the shares of the respective class of the Pacific Growth Fund that were outstanding immediately before the Closing.

         After the transfer of their assets and liabilities in exchange for Shares of the Emerging Markets Fund, the Company will distribute the Shares of the Emerging Markets Fund to the Pacific Growth Fund shareholders in liquidation of that Fund. Each shareholder owning shares of a particular class of the Pacific Growth Fund at the Closing will receive Shares of the corresponding class of the Emerging Markets Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Pacific Growth Fund. Nations will establish an account for each former shareholder of the Pacific Growth Fund reflecting the appropriate number of Emerging Markets Fund Shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Nations for each shareholder. Upon completion of the consolidation with respect to the Pacific Growth Fund, all outstanding shares of that Fund will have been redeemed and cancelled in exchange for Shares of the Emerging Markets Fund distributed.

         For further information about the transaction, see the Proxy/Prospectus.

              INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

         The following unaudited PRO FORMA information gives effect to the proposed transfer of the assets and liabilities of the Pacific Growth Fund to the Emerging Markets Fund, accounted for as if the transfer had occurred as of September 30, 1998. In addition, the PRO FORMA combined statement has been prepared based upon the proposed fee and expense structure of the surviving combined Fund (i.e., Emerging Markets Fund).

         The PRO FORMA financial information should be read in conjunction with the historical financial statements and notes thereto of the Emerging Markets Fund and Pacific Growth Fund included or incorporated herein by reference in this Statement of Additional Information. The combination of such Funds will be accounted for as a taxable consolidation.

            Nations Pacific Growth Fund/Nations Emerging Markets Fund
             Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 1998


                     Nations
Nations  Pacific    Emerging       Combined Pro
 Growth Fund      Markets Fund        Forma
 Shares/Par        Shares/Par       Shares/Par                   Description
-------------    -------------    -------------  -----------------------------------------------------------
                                                    COMMON STOCK - 83.51%
                                                    Argentina - 2.22%
                       150,000         150,000      Astra  Cia Argentina De Petroleo SA
                        11,000          11,000      Banco De Galicia y Buenos Aires SA de CV,  ADR
                        24,000          24,000      Perez Companc SA, ADR
                        75,000          75,000      Siderca SA
-------------    -------------    -------------
           -           260,000         260,000
-------------    -------------    -------------
                                                    AUSTRALIA - 14.83%
      41,643  *                         41,643      AMP Ltd.
      49,000  *                         49,000      Commonwealth Bank of Australia
     199,000  *                        199,000      Foster's Brewing Group Ltd.
     109,000  *                        109,000      Goodman Fielder Ltd.
      18,000  *                         18,000      Lend Lease Corporation  Ltd.
      26,000  *                         26,000      National Australia Bank Ltd.
      38,000  *                         38,000      News Corporation Ltd. (The)
      55,292  *                         55,292      Southern Pacific Petroleum NL
     188,000  *                        188,000      TAB Ltd.
      18,000  *                         18,000      Telstra Corporation Ltd., ADR
      39,000  *                         39,000      Woodside Petroleum Ltd.
-------------    -------------    -------------
     780,935                 -         780,935
-------------    -------------    -------------
                                                    BRAZIL - 3.69%
                                                    Companhia Brasileira de Distribuicao Grupo
                        11,700          11,700           Pao de Acucar, ADR
                        14,500          14,500      Companhia Energetica de Minas Gerais, ADR (CEMIG)
                         8,000           8,000      Telecomunicacoes Brasileiras SA, ADR (Telebras)
-------------    -------------    -------------
           -            34,200          34,200
-------------    -------------    -------------
                                                    CHILE - 2.49%
                        18,000          18,000      Cia de Telecomunicaciones de Chile SA, ADR
                        17,500          17,500      Enersis SA,  ADR
-------------    -------------    -------------
           -            35,500          35,500
-------------    -------------    -------------
                                                    EGYPT - 0.96%
                        18,000          18,000      Suez Cement Company, GDR
-------------    -------------    -------------
           -            18,000          18,000
-------------    -------------    -------------
                                                    GREECE - 4.83%
                         4,500           4,500      Alpha Credit Bank
                         6,000           6,000      Hellenic Bottling Company SA
                        21,224          21,224      Hellenic Telecommunication Organization SA (OTE)
                         8,000           8,000      National  Bank Of Greece SA, GDR
                         5,000           5,000      STET Hellas Telecommunications SA, ADR
-------------    -------------    -------------
           -            44,724          44,724
-------------    -------------    -------------
                                                    HONG KONG - 14.52%
      66,000  *                         66,000      Cheung Kong (Holdings) Ltd.
     108,000  *         18,000         126,000      CLP Holdings Ltd.
     209,000  *                        209,000      Hong Kong Telecommunications Ltd.
     161,000  *                        161,000      Hongkong Electric Holdings Ltd.
      28,000  *                         28,000      HSBC Holdings PLC
     130,000  *         58,000         188,000      Hutchison Whampoa Ltd.
      60,000  *                         60,000      Television Broadcasts Ltd.
     138,000  *                        138,000      VTech Holdings Ltd.
-------------    -------------    -------------
     900,000            76,000         976,000
-------------    -------------    -------------
                                                    HUNGARY - 2.29%
                        13,000          13,000      Demaz Rt, GDR
                        11,000          11,000      Magyar Tavkozlesi Rt, ADR (Matav)
                        13,100          13,100      MOL Magyar Olaj-es Gazipari Rt, GDR
-------------    -------------    -------------
           -            37,100          37,100
-------------    -------------    -------------
                                                    INDIA - 2.71%
                        70,000          70,000      Reliance Industries Ltd., GDR
                        35,000          35,000      Videsh Sanchar Nigam Ltd., GDR
-------------    -------------    -------------
           -           105,000         105,000
-------------    -------------    -------------
                                                    INDONESIA - 0.77%
      26,000  *                         26,000      Gulf Indonesia Resources Ltd.
-------------    -------------    -------------
      26,000                 -          26,000
-------------    -------------    -------------
                                                    ISRAEL - 2.64%
                       160,000         160,000      Bank Hapoalim





Nations Pacific   Nations Emerging  Combined Pro
  Growth Fund   Markets Fund        Forma
  Value (000)   Value (000)     Value (000)
------------------------------------------------
          $ -          $ 166       $ 166
                         174         174
                         195         195
                          90          90
   --------------------------------------
            0            625         625
   --------------------------------------

          505                        505
          580                        580
          434                        434
          143                        143
          384                        384
          314                        314
          245                        245
           59                         59
          310                        310
        1,001                      1,001
          204                        204
   --------------------------------------
        4,179              0       4,179
   --------------------------------------


                         153         153
                         334         334
                         552         552
   --------------------------------------
            0          1,039       1,039
   --------------------------------------

                         344         344
                         357         357
   --------------------------------------
            0            701         701
   --------------------------------------

                         269         269
   --------------------------------------
            0            269         269
   --------------------------------------

                         335         335
                         148         148
                         509         509
                         215         215
                         155         155
   --------------------------------------
            0          1,362       1,362
   --------------------------------------

          306                        306
          527             88         615
          411                        411
          554                        554
          513                        513
          685            305         990
          153                        153
          550                        550
   --------------------------------------
        3,699            393       4,092
   --------------------------------------

                         156         156
                         238         238
                         252         252
   --------------------------------------
            0            646         646
   --------------------------------------

                         378         378
                         385         385
   --------------------------------------
            0            763         763
   --------------------------------------

          216                        216
   --------------------------------------
          216              0         216
   --------------------------------------

                         391         391



                     Nations
Nations  Pacific    Emerging       Combined Pro
 Growth Fund       Markets Fund       Forma
 Shares/Par        Shares/Par       Shares/Par                   Description
-------------    -------------    -------------  -----------------------------------------------------------
                       239,000         239,000      Bank Leumi Le-Israel
-------------    -------------    -------------
           -           399,000         399,000
-------------    -------------    -------------
                                                    MALAYSIA - 2.45%
                       185,000         185,000      Berjaya Sports Toto Berhad
      28,000  *        200,000         228,000      Malaysia International Shipping Berhad, Foreign Shares
      47,000  *                         47,000      Petronas Gas Berhad
      33,000  *                         33,000      Rothmans of Pall Mall (Malaysia) Berhad
                       150,000         150,000      Telekom Malaysia Berhad
-------------    -------------    -------------
     108,000           535,000         643,000
-------------    -------------    -------------
                                                    MEXICO - 7.74%
                         6,000           6,000      ARA SA de CV, ADR
                        77,000          77,000      Carso Global Telecom, ADR
                        23,000          23,000      Cifra SA de CV, ADR
                        21,500          21,500      Empresas ICA Sociedad Controladora SA de CV, ADR
                        60,000          60,000      Grupo Carso SA de CV, ADR
                       500,000         500,000      Grupo Corvi SA, UBL Shares
                        18,000          18,000      Grupo Imsa SA de CV, ADR
                         8,000           8,000      Grupo Televisa SA, GDR
                        90,000          90,000      Kimberly-Clark de Mexico SA de CV 'A'
                        15,500          15,500      Panamerican Beverages Inc., Class A
-------------    -------------    -------------
           -           819,000         819,000
-------------    -------------    -------------
                                                    NEW ZEALAND - 0.45%
      19,000  *                         19,000      Telecom Corporation of New Zealand Ltd.
      30,000  *                         30,000      Telecom Corporation of New Zealand Ltd., IR Shares
-------------    -------------    -------------
      49,000                 -          49,000
-------------    -------------    -------------
                                                    PHILIPPINES - 0.65%
     103,000  *                        103,000      Ayala Corporation, Class B
     300,000  *                        300,000      Ayala Land Inc., Class B
       6,100  *                          6,100      Philippine Long Distance Telephone Company
-------------    -------------    -------------
     409,100                 -         409,100
-------------    -------------    -------------
                                                    POLAND - 0.66%
                        18,000          18,000      Bank Handlowy W Warszawie
-------------    -------------    -------------
           -            18,000          18,000
-------------    -------------    -------------
                                                    PORTUGAL - 2.51%
                         7,000           7,000      Cimpor-Cimentos de Portugal, SGPS SA
                        13,500          13,500      Companhia de Seguros Mundial Confianca SA
                         6,500           6,500      Portugal Telecom SA, ADR
-------------    -------------    -------------
           -            27,000          27,000
-------------    -------------    -------------
                                                    SINGAPORE - 4.91%
      11,000  *                         11,000      Creative Technology Ltd.
      43,564  *                         43,564      Singapore Press Holdings Ltd., Alien Shares
     326,073  *                        326,073      Singapore Technologies Engineering Ltd.
     241,000  *                        241,000      Singapore Telecommunications Ltd.
      67,000  *                         67,000      Venture Manufacturing (Singapore) Ltd.
-------------    -------------    -------------
     688,637                 -         688,637
-------------    -------------    -------------
                                                    SOUTH AFRICA - 3.19%
                        43,500          43,500      ABSA Group Ltd.
                        15,000          15,000      Liberty Life Association of Africa Ltd.
                        11,500          11,500      Nedcor Ltd., GDR
                        23,000          23,000      Rembrandt Group Ltd.
                        12,500          12,500      South African Breweries Ltd.
-------------    -------------    -------------
           -           105,500         105,500
-------------    -------------    -------------
                                                    SOUTH KOREA - 4.14%
      13,000  *                         13,000      Korea Electric Power Corporation
                        35,000          35,000      LG Electronics
       4,700  *                          4,700      Pohang Iron & Steel Company Ltd., ADR
         800  *         10,500          11,300      Samsung Electronics
          77  *                             77      Samsung Electronics, GDR 1/2 Vtg.
      19,000  *         27,000          46,000      SK Telecom Company Ltd., ADR
-------------    -------------    -------------
      37,577            72,500         110,077
-------------    -------------    -------------
                                                    TAIWAN - 3.51%
      16,640  *                         16,640      ASE Test Ltd., GDR
       9,840  *         35,000          44,840      Siliconware Precision Industries Company, GDR
      10,150  *         28,000          38,150      Taiwan Semiconductor Manufacturing Company Ltd., ADR
-------------    -------------    -------------
      36,630            63,000          99,630
-------------    -------------    -------------
                                                    THAILAND - 0.62%



Nations Pacific   Nations Emerging  Combined Pro
     Growth Fund   Markets Fund        Forma
     Value (000)   Value (000)     Value (000)
------------------------------------------------
                       353         353
------------------------------------------------
          0            744         744
------------------------------------------------
                       121         121
         23            166         189
         66                         66
        118                        118
                       196         196
------------------------------------------------
        207            483         690
------------------------------------------------
                       122         122
                       376         376
                       296         296
                       126         126
                       360         360
                        79          79
                       176         176
                       155         155
                       216         216
                       276         276
------------------------------------------------
          0          2,182       2,182
------------------------------------------------
         73                         73
         53                         53
------------------------------------------------
        126              0         126
------------------------------------------------
         12                         12
         44                         44
        128                        128
------------------------------------------------
        184              0         184
------------------------------------------------
                       185         185
------------------------------------------------
          0            185         185
------------------------------------------------
                       195         195
                       278         278
                       234         234
------------------------------------------------
          0            707         707
------------------------------------------------

        101                        101
        361                        361
        313                        313
        403                        403
        206                        206
------------------------------------------------
      1,384              0       1,384
------------------------------------------------
                       158         158
                       228         228
                       188         188
                       138         138
                       188         188
------------------------------------------------
          0            900         900
------------------------------------------------
        180                        180
                       286         286
         65                         65
         22            287         309
          1                          1
        134            191         325
------------------------------------------------
        402            764       1,166
------------------------------------------------
        152                        152
         81            289         370
        124            343         467
------------------------------------------------
        357            632         989
------------------------------------------------



                     Nations
Nations  Pacific    Emerging       Combined Pro
 Growth Fund       Markets Fund       Forma
 Shares/Par        Shares/Par       Shares/Par                   Description
-------------    -------------    -------------  -----------------------------------------------------------
      20,000 *                          20,000      PTT Exploration and Production Public Company Ltd.
-------------    -------------    -------------
      20,000                 -          20,000
-------------    -------------    -------------
                                                    TURKEY - 0.73%
                    18,000,000      18,000,000      Yapi ve Kredi Bankasi AS
-------------    -------------    -------------
           -        18,000,000      18,000,000
-------------    -------------    -------------

-------------    -------------    -------------
   3,055,879        20,649,524      23,705,403      TOTAL COMMON STOCK
-------------    -------------    -------------
                                                       (COST $11,930, $19,032 AND $30,962 RESPECTIVELY)

                                                    CONVERTIBLE BONDS - 2.24%
                                                    GERMANY - 1.66%
                    800,000 (1)        800,000      Elektrim SA Conv., 2.000% 05/30/04
-------------    -------------    -------------
           -           800,000         800,000
-------------    -------------    -------------
                                                    SINGAPORE - 0.58%
     180,000 *                         180,000      Fullerton Global Corporation, Discount Note, 04/02/03
-------------    -------------    -------------
     180,000                 -         180,000
-------------    -------------    -------------

-------------    -------------    -------------
     180,000           800,000         980,000      TOTAL CONVERTIBLE BONDS
-------------    -------------    -------------
                                                       (COST $163, $526 AND $689 RESPECTIVELY)

                                                    INVESTMENT COMPANIES - 21.48%
                                                    SAUDI ARABIA - 1.27%
                        55,000          55,000      The Saudi Arabia Investment Fund
-------------    -------------    -------------
           -            55,000          55,000
-------------    -------------    -------------
                                                    SUPRANATIONAL - 0.49%
                        10,000          10,000      East Europe Development Fund
-------------    -------------    -------------
           -            10,000          10,000
-------------    -------------    -------------
                                                    TAIWAN - 4.13%
      51,000 *                          51,000      Taiwan American Fund Ltd.
                        53,000          53,000      Taiwan Index Fund
-------------    -------------    -------------
      51,000            53,000         104,000
-------------    -------------    -------------
                                                    TURKEY - 0.28%
                     5,200,000       5,200,000      Haci Omer Sabanci Holding AS
-------------    -------------    -------------
           -         5,200,000       5,200,000
-------------    -------------    -------------
                                                    UNITED STATES - 15.31%
   1,309,113 *       3,005,739       4,314,852      Nations Cash Reserves
-------------    -------------    -------------
   1,309,113         3,005,739       4,314,852
-------------    -------------    -------------

-------------    -------------    -------------
   1,360,113         8,323,739       9,683,852      TOTAL INVESTMENT COMPANIES
-------------    -------------    -------------
                                                       (COST $2,255, $4,655 AND $6,910 RESPECTIVELY)

                                                    PREFERRED STOCK - BRAZIL - 3.07%
                    24,000,000      24,000,000      Banco Bradesco SA NPV
                       540,000         540,000      Companhia Cervejaria Brahma NPV
                        14,500          14,500      Companhia Vale do Rio Doce, ADR
                     1,150,000       1,150,000      Petroleo Brasileiro SA NPV (Petrobras)
                     1,249,998       1,249,998      Telecomunicacoes de Sao Paulo SA NPV (Telesp)
-------------    -------------    -------------
           -        26,954,498      26,954,498      TOTAL PREFERRED STOCK
-------------    -------------    -------------
                                                       (COST $0, $1,338 AND $1,338 RESPECTIVELY)

                                                    RIGHTS - 0.02%
                                                    Brazil - 0%
                     2,902,850       2,902,850      Banco Bradesco SA NPV
-------------    -------------    -------------
           -         2,902,850       2,902,850
-------------    -------------    -------------
                                                    SOUTH KOREA - 0.02%
           -             1,156           1,156      Samsung Electronics
-------------    -------------    -------------
           -             1,156           1,156
-------------    -------------    -------------
                                                    TAIWAN - 0%
          37 *                              37      Asustek Computer Inc.
-------------    -------------    -------------
          37                 -              37
-------------    -------------    -------------

-------------    -------------    -------------
          37         2,904,006       2,904,043      TOTAL RIGHTS
-------------    -------------    -------------
                                                      (COST $0, $0 AND $0 RESPECTIVELY)




Nations Pacific   Nations Emerging  Combined Pro
     Growth Fund     Markets Fund     Forma
     Value (000)   Value (000)     Value (000)
------------------------------------------------
         176                        176
------------------------------------------------
         176              0         176
------------------------------------------------
                        204         204
------------------------------------------------
           0            204         204
------------------------------------------------

------------------------------------------------
      10,930         12,599      23,529
------------------------------------------------




                        467         467
------------------------------------------------
           0            467         467
------------------------------------------------
         163                        163
------------------------------------------------
         163              0         163
------------------------------------------------

------------------------------------------------
         163            467         630
------------------------------------------------




                        358         358
------------------------------------------------
           0            358         358
------------------------------------------------

                        138         138
------------------------------------------------
           0            138         138
------------------------------------------------
         663                        663
                        501         501
------------------------------------------------
         663            501       1,164
------------------------------------------------

                         80          80
------------------------------------------------
           0             80          80
------------------------------------------------

       1,309          3,006       4,315
------------------------------------------------
       1,309          3,006       4,315
------------------------------------------------

------------------------------------------------
       1,972          4,083       6,055
------------------------------------------------



                        142         142
                        212         212
                        212         212
                        118         118
                        181         181
------------------------------------------------
           0            865         865
------------------------------------------------




                          0           0
------------------------------------------------
           0              0           0
------------------------------------------------

           0              7           7
------------------------------------------------
           0              7           7
------------------------------------------------
           0                          0
------------------------------------------------
           0              0           0
------------------------------------------------

------------------------------------------------
           0              7           7
------------------------------------------------





                     Nations
Nations  Pacific    Emerging       Combined Pro
 Growth Fund       Markets Fund       Forma
 Shares/Par        Shares/Par       Shares/Par                   Description
-------------    -------------    -------------  -----------------------------------------------------------
                                                    U.S. TREASURY OBLIGATION - 2.22%
     625,000  *                        625,000      U.S. Treasury Bill, Discount Note, 10/01/98
-------------    -------------    -------------
     625,000                 -         625,000
-------------    -------------    -------------
                                                       (COST $625, $0 AND $625 RESPECTIVELY)

                                                    WARRANTS - 0.1%
                                                    Brazil - 0.01%
                        59,969          59,969      Companhia Cervejaria Brahma, Expire 04/30/03
                         4,990           4,990      Companhia Cervejaria Brahma, Preferred, Expire 04/30/03
-------------    -------------    -------------
           -            64,959          64,959
-------------    -------------    -------------
                                                    INDONESIA - 0%
     230,000  *                        230,000      PT Bank Dagang Nasional Indonesia Tbk, Expire 02/14/20
-------------    -------------    -------------
     230,000                 -         230,000
-------------    -------------    -------------
                                                    PHILIPPINES - 0.09%
     118,000  *                        118,000      Jollibee Foods Company, Expire 03/25/03
-------------    -------------    -------------
     118,000                 -         118,000
-------------    -------------    -------------

-------------    -------------    -------------
     348,000            64,959         412,959      TOTAL WARRANTS
-------------    -------------    -------------
                                                       (COST $126, $3 AND $129 RESPECTIVELY)

-------------    -------------    -------------
   5,569,029        59,696,726      65,265,755      TOTAL INVESTMENTS - 112.64%
-------------    -------------    -------------
                                                       (COST $15,099, $25,554 AND $40,653 RESPECTIVELY)




Nations Pacific   Nations Emerging  Combined Pro
     Growth Fund   Markets Fund        Forma
     Value (000)   Value (000)     Value (000)
------------------------------------------------
         625                        625
------------------------------------------------
         625              0         625
------------------------------------------------




                          2           2

------------------------------------------------
           0              2           2
------------------------------------------------

           0                          0
------------------------------------------------
           0              0           0
------------------------------------------------

          25                         25
------------------------------------------------
          25              0          25
------------------------------------------------

------------------------------------------------
          25              2          27
------------------------------------------------


------------------------------------------------
    $ 13,715       $ 18,023    $ 31,738
------------------------------------------------

 (1) Par value in German Marks.
  * Nations Pacific Growth Fund is holding certain securities which may not meet the investment objective of the combined Fund and most likely will be liquidated prior to merger date.


                                                                   NATIONS PACIFIC GROWTH FUND / NATIONS EMERGING MARKETS FUND
                                                                     Pro Forma Combining Statement of Net Assets (unaudited)
                                                                                        September 30,1998

                                                                                     Nations
                                                            Nations Pacific         Emerging          Adjustments to    Pro Forma
                                                            Growth Fund           Markets Fund          Pro Forma       Combined
                                                             (in 000's)             (in 000's)          (in 000's)     (in 000's)
                                                         ==================    =================    ===============   =============
TOTAL INVESTMENTS                                            $ 13,715               $ 18,023               $ -         $ 31,738
OTHER ASSETS AND LIABILITIES:
Receivable for investments sold                                   232                  4,377                              4,609
Collateral for securities loaned                               (1,309)                (3,006)                            (4,315)
Payable for Fund shared redeemed                                 (522)                (3,197)                            (3,719)
Other                                                             327                  (464)                               (137)
                                                          -------------------------------------------------------  -------------
Total Other Assets and Liabilities                            (1,272)                 (2,290)                -           (3,562)
                                                          -------------------------------------------------------  -------------
NET ASSETS                                                   $ 12,443               $ 15,733               $ -         $ 28,176
                                                          =======================================================  =============

NET ASSETS BY CLASS:
Primary  A                                                   $ 11,086               $ 14,649               $ -         $ 25,735
Primary  B                                                         10                     11                 -               21
Investor A                                                        497                    345                 -              842
Investor B                                                        819                    668                 -            1,487
Investor C                                                         31                     60                 -               91
                                                          -------------------------------------------------------  -------------
                                                             $ 12,443               $ 15,733               $ -         $ 28,176
                                                          -------------------------------------------------------  -------------

SHARES OUTSTANDING BY CLASS:
Primary  A                                                      2,086                  2,283              (359)(a)         4,010
Primary  B                                                          2                      2                 -                4
Investor A                                                         94                     54               (16)(a)          132
Investor B                                                        155                    106               (25)(a)          236
Investor C                                                          6                     10                (1)(a)           15
                                                          -------------------------------------------------------  -------------
                                                                2,343                  2,455              (401)           4,397
                                                          -------------------------------------------------------  -------------

NET ASSET VALUE PER SHARE BY CLASS:
Primary  A                                                     $ 5.32                 $ 6.42               $ -           $ 6.42
Primary  B                                                     $ 5.32                 $ 6.38               $ -           $ 6.38
Investor A                                                     $ 5.30                 $ 6.38               $ -           $ 6.38
Investor B                                                     $ 5.28                 $ 6.32               $ -           $ 6.32
Investor C                                                     $ 5.26                 $ 6.30               $ -           $ 6.30


(a) Reflects the issuance of Nations Emerging Markets Fund shares to holders of shares of Nations Pacific Growth Fund.

                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS


                                                                   NATIONS PACIFIC GROWTH FUND / NATIONS EMERGING MARKETS FUND
                                                                     Pro Forma Combining Statement of Operations (unaudited)
                                                                           Twelve Month Period Ending September 30,1998



                                                                                     Nations
                                                            Nations Pacific         Emerging          Adjustments to    Pro Forma
                                                            Growth Fund           Markets Fund          Pro Forma       Combined
                                                            (in 000's)             (in 000's)          (in 000's)      (in 000's)
                                                         ==================    =================    ===============   =============
INVESTMENT INCOME:
Interest                                                         $267                     $90            $0                 $357
Dividends (net of foreign withholding taxes
   of $0 and $50, respectively)                                 1,289                   1,409             -                2,698
Securities lending                                                 66                     131             -                  197
                                                          ---------------------------------------------------------  -----------
Total Investment Income                                         1,622                   1,630             -                3,252
                                                          ---------------------------------------------------------  -----------

EXPENSES:
Investment Advisory                                               460                     745           102 (a)            1,307
Administration                                                     51                      68                                119
Transfer Agent                                                     52                      54                                106
Custodian (c)                                                      87                      77           (29)(b)              135
Legal and Audit Fees                                               34                      38           (34)(b)               38
Registration & Filing                                              52                      61                                113
Directors Fees                                                     19                      36                                 55
Interest Expense                                                    -                       -                                  -
Amortization of organization costs                                 31                      29           (31)(d)               29
Other expenses                                                     36                      33                                 69
                                                          ---------------------------------------------------------  -----------
Subtotal                                                          822                   1,141             8                1,971
                                                          ---------------------------------------------------------  -----------


SHAREHOLDER SERVICING AND DISTRIBUTION FEES
Primary  A                                                          1                       -             -                    1
Investor A                                                          2                       3             -                    5
Investor B                                                         11                       7             -                   18
Investor C                                                          -                       6             -                    6
                                                          ---------------------------------------------------------  -----------
Subtotal                                                           14                      16             -                   30
                                                          ---------------------------------------------------------  -----------

Fees waived and/or reimbursed by investment
advisor, administrator and/or distributor                           -                       -                                  -
                                                          ---------------------------------------------------------  -----------
TOTAL EXPENSES                                                    836                   1,157             8                2,001
                                                          ---------------------------------------------------------  -----------
                                                          ---------------------------------------------------------  -----------
NET INVESTMENT INCOME                                             786                     473            (8)               1,251
                                                          ---------------------------------------------------------  -----------


NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
   Security transactions                                      (35,015)                (16,843)                           (51,858)
   Futures contracts                                             (205)                      -                               (205)
   Forward foreign exchange contracts
      and foreign currency transactions                          (740)                   (135)                              (875)
                                                          ---------------------------------------------------------  -----------
Net realized gain/(loss) on investments                       (35,960)                (16,978)                           (52,938)
                                                          ---------------------------------------------------------  -----------

Change in unrealized appreciation/
(depreciation) of:
Securities                                                     (5,921)                (21,099)                           (27,020)
Futures contracts                                                 (14)                      -                                (14)
Forward foreign exchange contracts,
   foreign currencies and other net
   assets                                                         139                    (880)                              (741)
                                                          ---------------------------------------------------------  -----------
Net change in unrealized appreciation/
   (depreciation) of investments                               (5,796)                (21,979)                           (27,775)
                                                          ---------------------------------------------------------  -----------
Net realized and unrealized gain/(loss)
on investments                                                (41,756)                (38,957)            -              (80,713)
                                                          ---------------------------------------------------------  -----------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                    ($40,970)               ($38,484)          ($8)            ($79,462)
                                                          =========================================================  ===========



LEGEND:
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND CONTRACTUAL FEE OBLIGATION.
(B) ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE.
(C) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET ASSETS.
(D) ADJUSTMENT REFLECTS ORGANIZATION COSTS OF MERGED FUND ASSUMED BY NBAI.


                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

                           Nations Pacific Growth Fund
                          Nations Emerging Markets Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)





1.       Basis of Combination

Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc. ("Nations Portfolios") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998, the Company offers nine separate portfolios and Nations Portfolios offers three separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 1998 assumes the exchange occurred as of October 1, 1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Nations Pacific Growth Fund in exchange for shares of Nations Emerging Markets Fund. Under generally accepted accounting principles, the market value of investment securities of the Nations Pacific Growth Fund will be carried forward as the cost basis to the surviving entity and the results of operations of the Nations Emerging Markets Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization, which are not considered to be material.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity.

                          NATIONS FUND PORTFOLIOS, INC.

                             101 SOUTH TRYON STREET
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15.      Indemnification.

         Under the terms of the Maryland Corporation Law and Nations Fund Portfolios, Inc.'s ("Nations") Articles of Incorporation and By-Laws, incorporated by reference as Exhibits (1) and 2 hereto, provides for the indemnification of Nations directors and employees. Indemnification of Nation's principal underwriter, custodian, and transfer agent is provided for, respectively, in Nations':

1.   Administration Agreement with Stephens Inc.;

2.   Co-Administration Agreement with First Data Investors Services Group, Inc.;

3.   Distribution Agreement with Stephens Inc.;

4.   Custody Agreement with The Bank of New York;

5. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

         Nations has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") dated June 27, 1995. The Trust and/or Compnay will indemnify and hold Nations harmless against any losses, claims, damages or liabilities, to which Nations may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and Investment Company Act, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to Nations by the Trust and/or Company expressly for use therein; and will reimburse Nations for any legal or other expenses reasonably incurred by Nations in connection with investigating or defending any such action or claim; provided, however, that the Trust and/or Company shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust and/or Company by Nations expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         Nations has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Nations indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with Nations. Nations will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers, and controlling persons of Nations pursuant to the foregoing provisions, or otherwise, Nations has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Nations of expenses incurred or paid by a director, officer, or controlling person of Nations in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Nations will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.      Exhibits.

         All references to the "Registration Statement" in the following list of Exhibits refer to Nations' Registration Statement on Form N-1A (File Nos. 33-89742; 811-08982).

EXHIBIT NUMBER   DESCRIPTION
--------------   -----------

(1)(a) Articles of Incorporation dated January 20, 1995 are incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(1)(b) Articles Supplementary dated April 20, 1995, are incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(1)(c) Articles Supplementary dated March 18, 1996, are incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(2) By-Laws dated January 25, 1995, are incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(3)              Not Applicable.

(4) Form of Agreement and Plan of Consolidation and Liquidation, filed herewith as Appendix I to the Combined Prospectus/Proxy Statement.

(5)              Not Applicable.

(6)(a) Investment Advisory Agreement between NBAI and Nations is incorporated by reference to Post-Effective Amendment No. 10, filed November 5, 1998.

(6)(b) Sub-Advisory Agreement between Gartmore Global Partners and Nations is incorporated by reference to Post-Effective Amendment No. 10, filed November 5, 1998.

(7) Distribution Agreement between Nations and Stephens is incorporated by reference to Post-Effective Amendment No. 10, filed November 5, 1998.

(8)              Not Applicable.

(9)(a)           Distribution Agreement between Registrant and Stephens Inc.
                 dated March 31, 1993, is incorporated by reference to Post-Effective Amendment No. 10 filed on November 5, 1998.

EXHIBIT NUMBER   DESCRIPTION
--------------   -----------
(9)(b)           Global Custody Agreement between Nations and Morgan Guaranty
                 Trust Company of New York is incorporated by reference to the Pre-Effective Amendment, filed September 28, 1995.

(10)(a) Form of Shareholder Services Plan relating to the Investor B Shares, is incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(l0)(b) Forms of Shareholder Servicing Agreement, is incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(l0)(c) Shareholder Servicing and Distribution Plan for Investor A Shares incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(l0)(d) Forms of Shareholder Servicing Plan for Investor C Shares are incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(10)(e) Amended and Restated Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1, relating to Investor A Shares, is incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

(10)(f) Form of Sales Support Agreement, relating to Investor A Shares is incorporated by reference to Post-Effective Amendment No. 39, filed on November 5, 1998.

(10)(g) Form of Sales Support Agreement is incorporated by reference to Post-Effective Amendment No. 10 filed on November 5, 1998.

(10)(h) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 10, filed November 5, 1998.

(l0)(i) Transfer Agency Agreement between Nations and The Shareholder Services Group, Inc., dated June 1, 1995, is incorporated by reference to Post-Effective Amendment No. 10, filed on November 5, 1998.

EXHIBIT NUMBER   DESCRIPTION
--------------   -----------
(l0)(j)          Cross-Indemnification dated June 27, 1995 among Nations,
                 Nations Fund Trust and Nations Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 10, filed on November
                 5, 1998.

(11)             Opinion and Consent of Morrison & Foerster LLP, filed herewith.

(12)             See Item 17(3) of this Part C.

(13)(a) Administration Agreement between Stephens and Nations is incorporated by reference to Post-Effective Amendment No. 10, filed November 5, 1998.

(13)(b) Co-Administration Agreement between First Data Investor Services Group, Inc. and Nations is incorporated by reference to Post-Effective Amendment No. 10, filed November 5, 1998.

(13)(c) Shareholder Administration Agreement for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 10, filed November 5, 1998.

14 Consent of Independent Accountants - PricewaterhouseCoopers LLP, filed herewith.

15               Not Applicable

16               Powers of Attorney, filed herewith.

17(a) Declaration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, of the Registrant, filed herewith.

17(b)            Forms of Proxy Ballot, filed herewith.

17(c)(i) Prospectuses and Statements of Additional Information for Primary A, Primary B, Investor A, Investor B and Investor C Shares of Nations Pacific Growth Fund, and Primary A, Primary B, Investor A, Investor B, and Investor C Shares of Nations Emerging Markets Fund, dated August 1, 1998, are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, as filed on July 31, 1998.

EXHIBIT NUMBER   DESCRIPTION
--------------   -----------
17(c)(ii)        Annual Reports for Nations Pacifc Growth Fund and Nations
                 Emerging Markets Fund for the fiscal year ended March 31, 1998, filed on June 10, 1998.

17(c)(iii)       Semi-Annual Reports for Nations Pacific Growth Fund and Nations
                 Emerging Markets Fund for the period ended September 30, 1998, filed on December 9, 1998.

Item 17.      Undertakings.

              (1) Nations agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

              (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

              (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 27th day of January, 1999.

                                     NATIONS FUND PORTFOLIOS, INC.

                                     By:                  *
                                         -------------------------------------
                                                A. Max Walker
                                                President and Chairman
                                                of the Board of Directors

                                     By:      /s/Richard H. Blank, Jr.
                                         -------------------------------------
                                                Richard H. Blank, Jr.
                                                *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                         TITLE                    DATE
          ----------                         -----                    ----

              *                     President and Chairman     January 27, 1999
-----------------------------     of the Board of Directors
(A. Max Walker)                 (Principal Executive Officer)


/s/ Richard H. Blank, Jr.                  Treasurer           January 27, 1999
-----------------------------      (Principal Financial and
(Richard H. Blank, Jr.)               Accounting Officer)


              *                            Director            January 27, 1999
-----------------------------
(Edmund L. Benson, III)

              *                            Director            January 27, 1999
-----------------------------
(James Ermer)

              *                            Director            January 27, 1999
-----------------------------
(William H. Grigg)

              *                            Director            January 27, 1999
-----------------------------
(Thomas F. Keller)

              *                            Director            January 27, 1999
-----------------------------
(Carl E. Mundy, Jr.)

              *                            Director            January 27, 1999
-----------------------------
(Charles B. Walker)

              *                            Director            January 27, 1999
-----------------------------
(Thomas S. Word)

              *                            Director            January 27, 1999
-----------------------------
(James B. Sommers)


 /s/Richard H. Blank, Jr.
-------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                          NATIONS FUND PORTFOLIOS, INC.

                          FILE NOS. 33-89742; 811-08982

Exhibit Number              Description
--------------              -----------
Ex-99.11                    Opinion and Consent of Morrison & Foerster LLP

Ex-99.14                    Opinion and Consent of Accountants --
                            PricewaterhouseCoopers LLP

Ex-99.16                    Powers of Attorney

Ex-99.17                    Form of Proxy Ballot